UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders

Annual Report September 30, 2005

EATON VANCE
NATIONAL
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Municipals Fund as of September 30, 2005

LETTER TO SHAREHOLDERS

Cynthia J. Clemson

Robert B. MacIntosh

Like all fixed-income markets, the municipal bond market responds to many factors, from changes in interest rates and economic trends to fluctuations in municipal bond issuance. Another key variable is the policy of the Federal Reserve, the nation’s central bank, known popularly as “The Fed.” The Fed’s policies are important to the nation’s economy and markets.

Founded in the wake of crisis, the Federal Reserve plays a vital role...

The Federal Reserve System was established by the Federal Reserve Act of 1913 in the wake of a series of financial crises, the most recent of which – the Panic of 1907 – had caused bank failures, a rash of bankruptcies, a dramatic loss of confidence and a severe economic downturn. Congress was determined to create a central bank that provided a vigilant monetary policy, price stability, a more elastic currency and more careful supervision over the nation’s banks.

The Open Market Committee: influencing the money supply and credit conditions...

The Fed has a number of tools at its disposal to adjust monetary policy. Of these, the most commonly used tools are open market operations. The Federal Open Market Committee (FOMC) meets regularly to review inflation, credit conditions and the overall health of the economy. The Fed uses its own research, as well as that of other key economic agencies, to review its various policy options. Treasury, corporate and municipal bond investors alike eagerly await the transcripts of FOMC meetings for a hint of future interest rate trends.

If it deems a change necessary in short-term rates, the Fed will announce an adjustment to its target for the Federal Funds rate – its primary market instrument. To effect that change, the FOMC issues a directive to the trading desk of the Federal Reserve Bank of New York, whose responsibility it is to implement the policy.

Open market operations: The Fed intervenes...

If the Fed sees weakness in the economy and little threat of inflation, it may make outright purchases of Treasury securities – either from the “street” or privately from foreign central banks – thus adding reserves to the banking system. This action tends to lower interest rates, increase loans and stimulate economic activity. In so doing, the Fed is said to be easing monetary policy.

On the other hand, if the Fed sees the economy overheating and inflation looming, it may sell Treasury securities, thus draining reserves from the system. This action tends to raise rates, discourage consumer and business borrowing and dampen economic activity. In this case, the Fed is said to be tightening monetary policy.

While changes in Fed policy primarily affect short-term rates, long-term rates are determined by inflationary expectations. However, the Fed’s actions can have a significant effect on market psychology and, over time, impact market rates across the borrowing spectrum – for homebuyers seeking mortgages, businesses seeking bank loans and municipal bond issuers.

Fed-watching: A continuing pre-occupation of the market...

Interpreting the Federal Reserve’s actions has long been of keen interest to bond market investors. Until the mid-1990s, analysts needed to keep daily tabs on bank reserves and the Fed’s daily open market activity to determine a change in monetary policy. Starting in February 1994, however, the Fed began to indicate specifically its target Federal Funds rate. That marked a significant change, as analysts were now free to focus less on current policy and more on future potential changes in policy.

Throughout its history, the Federal Reserve has contributed to a more stable and safer monetary system. As that history unfolds, investors will surely continue to monitor its activities closely.

Sincerely,

Cynthia J. Clemson	Robert B. MacIntosh
Co-Director	Co-Director
Municipal Investments	Municipal Investments

November 9, 2005

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance National Municipals Fund as of September 30, 2005

MARKET RECAP

The U.S. economy continued to generate moderate growth during the year ended September 30, 2005, although surging energy prices and high interest rates were a continuing concern for investors. Late in the period, the economy was faced with new challenges resulting from Hurricane Katrina and its potential impact on energy and commodity supplies.

The economy has remained on solid footing in 2005...

The nation’s Gross Domestic Product grew at a rate of 3.8% in the third quarter of 2005, according to preliminary Commerce Department figures, following gains of 3.3% in the second quarter and 3.8% in the first quarter. Manufacturing reported a mixed picture, with overall factory activity accelerating somewhat, while areas such as durable goods, metals and textiles remained weak. Consumer spending declined, as soaring energy costs took their toll. While the housing sector showed signs of strain in selected markets due to rising interest rates, the overall housing market remained strong.

With consumers tightening their belts, the burden shifted to businesses. However, the outlook for capital spending was clouded, as businesses remained wary of investing in new equipment, facilities and software in a period of rising energy costs and higher interest rates.

Gulf Coast state economies were dealt a severe blow by Hurricane Katrina...

In the waning days of the fiscal year, Hurricane Katrina struck states along the Gulf Coast. The storm inflicted a catastrophic blow to Louisiana and also damaged parts of Mississippi, Alabama and Florida. While the economies of the affected states will no doubt suffer in the short run, the national economy is also likely to feel some impact from damage to key ports and oil refineries. The pace of the region’s recovery is unclear at this writing, and will likely remain a concern, especially as heating fuel demand rises in coming months.

Municipal bond yields exceeded Treasury yields

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield. Statistics are as of September 30, 2005.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

The Federal Reserve continued its policy of tightening credit during the fiscal year...

Inflation accelerated somewhat during the period, an increase apparent not only in core energy costs, but also in finished products, a sign that producers are passing their higher energy costs along to consumers. The Federal Reserve hiked short-term interest rates, suggesting it will continue to raise rates in an effort to keep the economy from growing too quickly and keep inflation under control. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on 12 consecutive occasions, raising that benchmark from 1.00% to 4.00%, including its most recent rate hike in November 2005.

Against this backdrop, the municipal bond market generated solid gains for the period. For the year ended September 30, 2005, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 4.05%.*

*                 It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

3

INVESTMENT UPDATE

The Fund

•     The Fund’s Class A shares had a total return of 8.69% for the year ended September 30, 2005.(1) This return was the result of an increase in net asset value (NAV) to $11.27 per share on September 30, 2005, from $10.92 on September 30, 2004, and the reinvestment of $0.579 in dividends.(2)

•     The Fund’s Class B shares had a total return of 8.15% for the year ended September 30, 2005.(1) This return was the result of an increase in NAV to $11.27 per share on September 30, 2005 from $10.92 on September 30, 2004, and the reinvestment of $0.519 in dividends.(2) The NAVs and dividends per share have been restated to reflect the effects of a reverse stock split effective on November 11, 2005.

•     The Fund’s Class C shares had a total return of 7.99% for the year ended September 30, 2005.(1) This return was the result of an increase in NAV to $11.27 per share on September 30, 2005 from $10.92 on September 30, 2004, and the reinvestment of $0.508 in dividends.(2) The NAVs and dividends per share have been restated to reflect the effects of a reverse stock split effective on November 11, 2005.

•     The Fund’s Class I shares had a total return of 8.92% for the year ended September 30, 2005.(1) This return was the result of an increase in NAV to $11.27 per share on September 30, 2005 from $10.92 on September 30, 2004, and the reinvestment of $0.608 in dividends.(2) The NAVs and dividends per share have been restated to reflect the effects of a reverse stock split effective on November 11, 2005.

•     For comparison, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 4.05% for the year ended September 30, 2005.(3)

•     Based on the Fund’s most recent dividends annualized and NAVs (restated to reflect the effects of a reverse stock split effective on November 11, 2005) on September 30, 2005 of $11.27 per share for Class A, Class B, Class C and Class I, the Fund’s distribution rates were 4.84%, 4.10%, 4.09% and 5.10%, respectively.(4) The distribution rates are equivalent to taxable rates of 7.45%, 6.31%, 6.29% and 7.85%, respectively.(5)

•     The SEC 30-day yields for Class A, Class B, Class C and Class I shares at September 30, 2005 were 4.56%, 4.03%, 4.02% and 5.00%, respectively.(6)  The SEC 30-day yields are equivalent to taxable yields of 7.02%, 6.20%, 6.18% and 7.69%, respectively.(5)

Thomas Metzold

Portfolio Manager

Management Discussion

•     The U.S. economy continued to generate solid growth over the past year, with a decline in the unemployment rate to 5.1% in September 2005 from 5.4% in September 2004. Growth, as measured by Gross Domestic Product (GDP) was 3.3% in the second quarter of 2005, with preliminary third-quarter estimates of 3.8%. Inflation, which had been moderate during much of the period, turned sharply upward in September 2005, as record high energy prices – resulting in part from Hurricanes Katrina and Rita – became a more prominent factor.

•     The Fund strongly outperformed its benchmark, aided by its exposure to lower-rated bonds. Strong demand for these high-yielding securities contributed to their outperformance relative to higher-rated bonds, resulting in a narrowing of credit yield spreads — the difference in yield between lower- and high-quality bonds. Lower-rated bonds carry a higher level of credit risk, however, so our research staff monitors these issues closely.

•     Management continued to focus on call protection, which also contributed to the Fund’s solid returns. Although long-term interest rates rose slightly over the year, rates remained at historically low levels, causing significant refinancing activity. As a result, management’s focus on bonds with longer call features was beneficial. The rising rate environment detracted from the Fund’s absolute returns, however, because bond prices move in the opposite direction of interest rates.

•     Management continued to focus on relative value trades, seeking bonds that traded at attractive prices due to certain market inefficiencies — such as a supply/demand imbalance — and these trades also helped bolster returns during the period.

•     Some sectors detracted from the Fund’s performance, including certain industrial development bonds. Airlines, in particular, struggled due to high fuel costs and market share pressures from low-cost competitors.

•     Effective May 30, 2005, Tom Metzold assumed sole portfolio management duties for the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class I shares are not subject to a sales charge.

(2)       A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax. Income may be subject to state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent rates assume a maximum 35.00% federal income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

4

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (1)

	Class A	Class B	Class C	Class I
Average Annual Total Returns (at net asset value)
One Year	8.69%	8.15%	7.99%	8.92%
Five Years	8.04	7.57	7.26	8.32
Ten Years	6.85	6.24	6.02	N.A.
Life of Fund †	7.29	6.76	5.41	7.01

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	3.57%	3.15%	6.99%	8.92%
Five Years	6.99	7.27	7.26	8.32
Ten Years	6.33	6.24	6.02	N.A.
Life of Fund †	6.84	6.76	5.41	7.01

† Inception Dates – Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. Class I shares are not subject to a sales charge.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution (2)

By total investments

(2)          Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

*                 Sources: Thomson Financial; Lipper Inc. Class B of the Fund commenced operations on December 19, 1985.

A $10,000 hypothetical investment at net asset value in Class A shares over the same period would have been valued at $19,389 on September 30, 2005.  A $10,000 hypothetical investment in Class A shares at the maximum offering price would have been valued at $18,472. A $10,000 hypothetical investment in Class C shares would have grown to $17,941 on September 30, 2005. An investment in Class I shares on 7/1/99 at net asset value would have grown to $15,273 on September 30, 2005. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund Statistics **

• Number of Issues:	213

• Average Maturity:	24.3 years

• Effective Maturity:	14.4 years

• Average Rating:	A+

• Average Call:	9.2 years

• Average Dollar Price:	$95.45

**          Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

5

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 – September 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/05)	(9/30/05)	(4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,044.40	$3.84
Class B	$1,000.00	$1,040.90	$7.67
Class C	$1,000.00	$1,040.80	$7.67
Class I	$1,000.00	$1,046.30	$2.56

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.80
Class B	$1,000.00	$1,017.50	$7.59
Class C	$1,000.00	$1,017.50	$7.59
Class I	$1,000.00	$1,022.60	$2.54

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.75% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares and 0.50% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

6

Eaton Vance National Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments - 102.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 2.3%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,539,175
6,100	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,191,561
21,950	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	22,154,793
5,300	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	5,316,589
5,000	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	5,015,650
		$61,217,768
Education - 0.2%
$4,130	California Educational Facilities Authority, (Stanford University), Variable Rate, 10.108%, 6/1/27(1)	$4,730,295
		$4,730,295
Electric Utilities - 3.9%
$13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$14,372,150
9,000	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	9,687,420
13,000	Connecticut Development Authority, (Western Massachusetts Electric), 5.85%, 9/1/28	13,992,940
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,187,640
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,111,750
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/30	2,070,060
2,700	Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,785,806
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,827,120
5,500	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	5,915,360
13,800	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	14,842,176
20,400	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	21,940,608
		$101,733,030

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded - 11.1%
$2,400	Bexar County, TX, Health Facilities, (St. Luke's Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,141,672
12,600	California Health Facilities Financing Authority, (Cedars Sinai Medical Center), Prerefunded to 12/1/09, Variable Rate, 9.31%, 12/1/34(2)(3)	15,900,696
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	5,173,769
69,070	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/24	28,797,355
215,825	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22(4)	98,778,786
11,175	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	5,114,574
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	44,591,785
8,390	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	8,727,026
7,460	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	8,630,474
5,675	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,121,906
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	66,841,000
		$291,819,043
General Obligations - 8.9%
$46,770	California, 4.50%, 8/1/34	$44,906,215
40,000	California, 4.75%, 6/1/35	40,136,000
5,000	California, 5.00%, 6/1/34	5,183,950
16,000	California, 5.25%, 11/1/29	17,091,360
20,000	California, 5.25%, 2/1/30(4)	21,275,400
9,875	California, 5.50%, 11/1/33	10,819,346
14,200	California, (AMT), 5.05%, 12/1/36	14,522,908
14,000	Georgia, 2.00%, 12/1/23	9,763,320
20,375	New York, NY, 5.00%, 6/1/23	21,319,992
4,705	New York, NY, 5.00%, 11/1/25	4,898,281
4,735	New York, NY, Variable Rate, 9.413%, 6/1/28(1)(2)	5,612,585
16,175	Puerto Rico, Variable Rate, 7.923%, 7/1/29(2)(3)	20,530,604
10,875	South Carolina, 3.00%, 8/1/21	9,246,142
10,000	South Carolina, 3.00%, 8/1/22	8,394,700
		$233,700,803

See notes to financial statements

7

Eaton Vance National Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous - 0.3%
$1,535	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	$1,503,486
2,986	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	2,978,734
3,203	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36	3,238,103
		$7,720,323
Hospital - 3.6%
$5,500	California Health Facilities Financing Authority, (Cedars Sinai Medical Center), 5.00%, 11/15/34	$5,608,790
12,500	California Health Facilities Financing Authority, Variable Rate, 6.82%, 11/15/34(2)(3)	12,994,375
4,700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/27	4,825,631
13,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	13,319,800
10,000	Maryland HEFA, (Johns Hopkins Hospital), 5.00%, 5/15/37	10,390,600
18,730	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	19,030,055
3,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,921,750
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,124,880
3,075	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(5)	279,825
7,750	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	7,603,215
12,500	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 7.94%, 11/15/27(2)(3)	13,919,125
		$96,018,046
Housing - 3.5%
$3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), 6.375%, 9/1/32	$3,005,550
7,275	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	5,709,493
12,900	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	12,906,966
6,360	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 22.434%, 12/1/29(2)(3)(6)	6,624,512
600	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 31.364%, 12/1/34(2)(3)(6)	470,928

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09	$17,356,000
10,770	Florida Capital Projects Financing Authority, Student Housing Revenue, (Florida University), 7.85%, 8/15/31	11,198,323
9,610	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	9,339,959
1,255	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19(5)	974,796
15,145	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	14,668,993
10,590	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	9,746,506
		$92,002,026
Industrial Development Revenue - 12.8%
$10,240	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 7.50%, 12/1/29	$8,174,490
7,060	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	7,645,556
10,260	Bedford County, VA, IDA, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,673,991
2,250	Calhoun County, AR, Solid Waste Disposal, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	2,362,095
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21(5)	260,400
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,229,685
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,341,120
18,000	Dallas-Fort Worth, TX, International Airport Facility, (American Airlines), 7.25%, 11/1/30	13,983,300
55,500	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(5)	50,840,775
3,500	Effingham County, GA, IDA, PCR, (Georgia Pacific Corp.), 6.50%, 6/1/31	3,708,600
12,940	Effingham County, GA, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	12,918,908
6,645	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	6,908,541
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	26,148,900
12,615	Kenton County, KY, Airport, (Delta Airlines), (AMT), 6.125%, 2/1/22	7,821,300
1,530	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.125%, 2/1/21	979,200
4,870	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.50%, 2/1/20	3,116,800

See notes to financial statements

8

Eaton Vance National Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$48,500	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(7)	$54,155,100
5,000	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,065,500
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	10,368,600
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	15,552,900
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	3,629,010
5,025	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	3,880,908
18,820	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	15,296,896
4,950	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,163,543
17,000	New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27(5)	16,341,250
1,500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(5)	1,441,875
12,500	New York City, NY, IDA, (American Airlines, Inc.), (AMT), 8.50%, 8/1/28	11,896,000
10,000	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	9,544,500
10,000	New York City, NY, IDA, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	10,141,800
2,952	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,714,851
1,384	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.75%, 7/1/10	1,325,631
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,214,750
		$337,846,775
Insured-Education - 2.1%
$16,200	Massachusetts Development Finance Agency, (Boston University), (AMBAC), 5.00%, 10/1/39	$16,883,802
165	Puerto Rico Industrial Tourist Educational Medical and Environmental, DRIVERS, (MBIA), Variable Rate, 201.073%, 7/1/33(2)(3)	943,843
22,675	University of California, (MBIA), 4.75%, 5/15/33	23,002,427
13,800	University of California, (MBIA), 4.75%, 5/15/37	13,992,372
		$54,822,444

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities - 2.0%
$7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$8,035,875
5,500	Intermountain Power Agency, UT, (MBIA), Variable Rate, 13.85%, 7/1/19(1)(2)	6,844,310
11,000	Memphis, TN, Electric System, (MBIA), Variable Rate, 10.818%, 12/1/17(1)(2)	14,054,040
15,250	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	16,098,357
6,000	Sacramento, CA, Municipal Electric Utility District, (FSA), Variable Rate, 9.097%, 8/15/28(1)(2)	6,671,700
		$51,704,282
Insured-Escrowed / Prerefunded - 1.6%
$9,500	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 6.947%, 1/1/20(2)(3)	$11,193,375
20,505	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 7.271%, 1/1/23(2)(3)	25,285,536
5,000	Umatilla County, OR, School District No. 008R, (MBIA), Prerefunded to 6/15/09, Variable Rate, 7.327%, 6/15/19(2)(3)	5,704,100
		$42,183,011
Insured-General Obligations - 3.5%
$9,900	California, (AMBAC), Variable Rate, 11.053%, 5/1/26(1)(2)	$12,699,225
12,000	California, (MBIA), 4.75%, 3/1/31	12,151,920
11,665	California, RITES, (AMBAC), Variable Rate, 9.053%, 2/1/28(1)(2)	15,237,290
4,310	Chester, NJ, Board of Education, (FSA), 4.50%, 3/1/35	4,292,415
12,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	5,355,375
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	6,535,942
16,390	Cypress-Fairbanks, TX, Independent School District, (MBIA), 3.50%, 2/15/30	13,542,893
20,000	Georgia, (MBIA), 2.00%, 9/1/24	13,606,000
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	9,009,500
		$92,430,560
Insured-Hospital - 0.8%
$5,070	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 9.745%, 8/15/38(1)(2)	$7,088,519
8,320	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	8,882,016

See notes to financial statements

9

Eaton Vance National Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$5,000	Wisconsin HEFA, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	$5,264,550
		$21,235,085
Insured-Housing - 0.6%
$13,365	Virginia Housing Development Authority, (MBIA), Variable Rate, 10.31%, 7/1/36(1)(2)	$14,630,799
		$14,630,799
Insured-Miscellaneous - 0.1%
$25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	$3,545,250
		$3,545,250
Insured-Other Revenue - 0.2%
$6,000	Golden Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/38	$6,239,940
		$6,239,940
Insured-Special Tax Revenue - 1.7%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$5,874,823
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	13,007,765
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	3,973,700
12,000	Miramar, FL, Capital Improvements, (MBIA), 4.50%, 10/1/35	11,738,880
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	5,793,531
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,286,590
		$44,675,289
Insured-Transportation - 15.4%
$29,800	Central Texas Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$30,541,126
10,000	Chicago, IL, O'Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32(8)	10,451,600
45,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36	46,894,802
5,000	Dallas Fort Worth, TX, International Airport, (FGIC), (AMT), 5.625%, 11/1/21	5,425,050
3,335	Dallas Fort Worth, TX, International Airport, (FSA), (AMT), Variable Rate, 10.306%, 11/1/17(1)(2)	4,207,903

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$4,000	Dallas Fort Worth, TX, International Airport, (MBIA), (AMT), Variable Rate, 10.311%, 11/1/19(1)(2)	$5,004,160
2,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.50%, 11/1/20	2,693,025
25,480	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	25,054,229
12,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	12,171,960
10,435	Metropolitan Transportation Authority, NY, (AMBAC), 4.50%, 11/15/34	10,292,667
11,275	Metropolitian Transportation Authority, NY, (AMBAC), 4.75%, 11/15/30	11,506,250
25,400	New York, NY, Thruway Authority, (AMBAC), 5.00%, 4/1/21	27,163,522
10,500	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	10,076,640
100,350	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	96,873,876
8,485	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 4/1/25	8,349,664
38,690	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 9/1/29	37,993,193
9,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 9.095%, 7/1/32(1)(2)	10,119,870
50,000	San Joaquin Hills, CA, Transportation Corridor Agency Toll, (MBIA), 0.00%, 1/15/35	11,849,500
17,000	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	15,303,740
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	22,905,500
		$404,878,277
Insured-Utilities - 0.4%
$10,500	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 7/1/28	$10,850,805
		$10,850,805
Insured-Water and Sewer - 4.2%
$11,915	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38	$12,233,250
10,135	California Water Resources, (Central Valley), (FGIC), Variable Rate, 9.639%, 12/1/28(1)(2)	10,911,848
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	5,059,558
8,415	Colorado Water Resources and Power Development Authority, (MBIA), 4.50%, 11/15/35	8,257,976
8,375	Houston, TX, Water and Sewer System, (FSA), 0.00%, 12/1/28	2,715,845

See notes to financial statements

10

Eaton Vance National Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$16,445	Jacksonville Electric Authority, FL, Water and Sewer System, (MBIA), 4.75%, 10/1/30	$16,671,119
8,750	King County, WA, Sewer Revenue, (MBIA), 4.50%, 1/1/32(9)	8,519,262
5,550	Loudoun County, VA, Sanitation Authority, (MBIA), 4.50%, 1/1/35	5,447,769
6,440	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/29	6,434,977
15,000	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (FSA), 4.50%, 6/15/29(7)	14,988,300
21,330	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	18,778,079
		$110,017,983
Lease Revenue/Certificates of Participation - 0.1%
$2,000	New Jersey EDA, (School Facilities), 5.125%, 3/1/30(7)	$2,102,880
		$2,102,880
Nursing Home - 2.2%
$4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31	$4,277,914
9,880	Hillsborough County, FL, IDA, (Tampa Bay Retirement Center), 7.00%, 6/1/25	8,427,541
2,570	Lackawanna County, PA, IDA, (Edella Street Associates), 8.875%, 9/1/14	2,569,949
13,250	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	13,511,423
11,505	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,573,886
10,950	Montgomery, PA, IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	11,003,327
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,612,525
2,185	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,186,224
3,790	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	3,754,829
		$58,917,618
Other Revenue - 9.6%
$22,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	$23,768,140
10,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20	10,987,800

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	$1,641,270
26,400	Capital Trust Agency, FL, (Seminole Tribe Convention), 10.00%, 10/1/33	28,600,704
79,395	Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/45	80,698,666
10,950	Golden Tobacco Securitization Corp., CA, Variable Rate, 7.716%, 6/1/43(2)(3)(6)	13,547,778
10,000	Golden Tobacco Securitization Corp., CA, Variable Rate, 8.012%, 6/1/33(2)(3)(6)	12,372,400
11,300	Golden Tobacco Securitization Corp., CA, Variable Rate, 8.262%, 6/1/38(2)(3)(6)	14,167,827
10,200	Orange County, NC, (Community Activity Corp.), 8.00%, 3/1/24(5)	4,080,102
8,400	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15	8,731,548
10,885	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	12,622,355
20,700	Tobacco Settlement Financing Corp., NJ, Variable Rate, 10.818%, 6/1/39(2)(3)(6)	27,307,854
12,000	Tobacco Settlement Financing Corp., VA, Variable Rate, 9.576%, 6/1/37(1)(2)(6)	13,439,880
		$251,966,324
Pooled Loans - 1.0%
$25,535	Rickenbacker, OH, Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	$27,531,326
		$27,531,326
Senior Living / Life Care - 3.7%
$8,135	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$8,281,023
9,595	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	9,899,545
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(10)	4,864,874
16,165	Bell County, TX, Health Facilities Authority, (Care Institute, Inc. - Texas), 9.00%, 11/1/24	15,515,329
11,570	De Kalb County, GA, Private Hospital Authority, (Atlanta, Inc.), 8.50%, 3/1/25(10)	4,750,989
6,680	Glen Cove, NY, IDA, (Regency at Glen Cove), 9.50%, 7/1/12(10)	5,765,642
13,835	Illinois Development Finance Authority, (Care Institute, Inc. - Illinois), 7.80%, 6/1/25	14,201,766
1,600	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.375%, 11/15/09	1,579,280

See notes to financial statements

11

Eaton Vance National Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$9,345	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25(10)	$5,136,573
12,150	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	11,386,859
800	North Miami, FL, Health Facilities Authority, (Imperial Club), 9.00%, 1/1/12(5)	81,520
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23	7,343,933
12,140	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(10)	9,103,179
		$97,910,512
Special Tax Revenue - 3.2%
$22,500	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/29	$24,739,200
25,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/31	27,398,000
6,600	Massachusetts Bay Transportation Authority, Sales Tax, Variable Rate, 7.745%, 7/1/35(1)(2)	6,210,336
6,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	6,295,860
10,000	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	10,643,300
1,815	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	1,922,484
3,000	Tri-County, OR, Metropolitan Transportation District, Variable Rate, 6.94%, 8/1/19(2)(3)	3,390,720
4,405	University Square, FL, Community Development District, 6.75%, 5/1/20	4,644,676
		$85,244,576
Transportation - 3.2%
$10,285	Port Authority of New York and New Jersey, (AMT), Variable Rate, 8.222%, 12/1/34(1)(2)	$10,437,424
14,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/35(7)	14,468,440
18,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/40(7)	18,488,160
3,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/45(7)	3,081,360
36,950	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	38,305,326
		$84,780,710

Principal Amount (000's omitted)	Security	Value
Water and Sewer - 0.2%
$5,480	California Water Resources, (Central Valley), Variable Rate, 12.094%, 12/1/24(2)(3)	$6,055,071
		$6,055,071
Total Tax-Exempt Investments - 102.4% (identified cost $2,512,144,272)		$2,698,510,851
Other Assets, Less Liabilities - (2.4)%		$(63,964,297)
Net Assets - 100.0%		$2,634,546,554

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

At September 30, 2005, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	19.5%
New York	13.3%
Others, representing less than 10% individually	69.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 31.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 8.7% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $333,578,633 or 12.7% of the Fund's net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Defaulted bond.

See notes to financial statements

12

Eaton Vance National Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

(6)  Security is subject to a shortfall and forbearance agreement.

(7)  When-issued security.

(8)  Security (or a portion thereof) has been segregated to cover swap contracts.

(9)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(10)  Security is in default and making only partial interest payments.

See notes to financial statements

13

Eaton Vance National Municipals Fund as of September 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2005

Assets
Investments, at value (identified cost, $2,512,144,272)	$2,698,510,851
Cash	8,953
Receivable for investments sold	4,711,710
Receivable for Fund shares sold	10,874,976
Receivable for open swap contracts	3,320,783
Interest receivable	47,643,088
Miscellaneous receivable	143,818
Receivable for daily variation margin on open financial futures contracts	2,625,000
Total Assets	$2,767,839,179
Liabilities
Payable for when-issued securities	$110,613,885
Demand note payable	10,110,000
Dividends payable	4,894,361
Payable for Fund shares redeemed	4,573,198
Payable to affiliate for distribution and service fees	1,729,779
Payable for investment advisory fees	828,690
Accrued expenses	542,712
Total liabilities	$133,292,625
Net Assets	$2,634,546,554
Sources of Net Assets
Paid-in capital	$2,477,823,412
Accumulated net realized loss (computed on the basis of identified cost)	(50,869,820)
Accumulated distributions in excess of net investment income	(275,591)
Net unrealized appreciation (computed on the basis of identified cost)	207,868,553
Total	$2,634,546,554
Class A Shares
Net Assets	$2,147,434,740
Shares Outstanding	190,561,048
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.27
Maximum Offering Price Per Share (100 ÷ 95.25 of $11.27)	$11.83
Class B Shares
Net Assets	$83,628,701
Shares Outstanding	7,421,565	(1)
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.27
Class C Shares
Net Assets	$388,275,532
Shares Outstanding	34,453,232	(1)
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.27
Class I Shares
Net Assets	$15,207,581
Shares Outstanding	1,349,061	(1)
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.27
On sales of $25,000 or more, the offering price of Class A shares is reduced.

(1)  Shares outstanding have been restated to reflect the effects of a reverse stock split effective on November 11, 2005. (Note 11).

Statement of Operations

For the Year Ended
September 30, 2005

Investment Income
Interest	$134,580,530
Total investment income	$134,580,530
Expenses
Investment adviser fee	$9,206,151
Trustees' fees and expenses	28,791
Distribution and service fees Class A	4,813,496
Class B	562,141
Class C	2,906,329
Transfer and dividend disbursing agent fees	1,085,506
Custodian fee	451,334
Legal and accounting services	343,927
Registration fees	230,412
Printing and postage	175,314
Miscellaneous	431,152
Total expenses	$20,234,553
Deduct - Reduction of custodian fee	$216,435
Total expense reductions	$216,435
Net expenses	$20,018,118
Net investment income	$114,562,412
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$56,328,422
Financial futures contracts	(42,887,524)
Swap contracts	(12,866,071)
Net realized gain	$574,827
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$34,676,283
Financial futures contracts	23,985,273
Swap contracts	8,374,502
Net change in unrealized appreciation (depreciation)	$67,036,058
Net realized and unrealized gain	$67,610,885
Net increase in net assets from operations	$182,173,297

See notes to financial statements

14

Eaton Vance National Municipals Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2005	Year Ended September 30, 2004
From operations - Net investment income	$114,562,412	$114,934,782
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	574,827	(28,266,585)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	67,036,058	40,846,946
Net increase in net assets from operations	$182,173,297	$127,515,143
Distributions to shareholders - From net investment income Class A	$(99,555,730)	$(56,954,447)
Class B	(2,431,912)	(47,956,488)
Class C	(12,730,736)	(11,224,331)
Class I	(538,085)	(245,552)
Total distributions to shareholders	$(115,256,463)	$(116,380,818)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$504,415,346	$1,733,873,204
Class B	57,695,387	97,743,866
Class C	181,098,827	69,517,814
Class I	12,894,692	3,754,571
Net asset value of shares issued to shareholders in payment of distributions declared Class A	48,716,876	26,195,534
Class B	1,216,536	23,491,317
Class C	6,402,879	5,353,949
Class I	172,092	76,490
Cost of shares redeemed Class A	(232,518,287)	(223,765,056)
Class B	(6,057,593)	(1,659,434,034)
Class C	(32,049,646)	(51,174,017)
Class I	(3,480,305)	(876,409)
Net asset value of shares exchanged Class A	202,806	-
Class B	(202,806)	-
Contingent deferred sales charges Class B	-	325,260
Net increase in net assets from Fund share transactions	$538,506,804	$25,082,489
Net increase in net assets	$605,423,638	$36,216,814

Increase (Decrease) in Net Assets	Year Ended September 30, 2005	Year Ended September 30, 2004
At beginning of year	$2,029,122,916	$1,992,906,102
At end of year	$2,634,546,554	$2,029,122,916
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(275,591)	$1,963,132

See notes to financial statements

15

Eaton Vance National Municipals Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended September 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value - Beginning of year	$10.920	$10.840	$10.920	$10.550	$10.230
Income (loss) from operations
Net investment income	$0.574	$0.654	$0.666	$0.656	$0.618
Net realized and unrealized gain (loss)	0.355	0.079	(0.105)	0.334	0.312
Total income from operations	$0.929	$0.733	$0.561	$0.990	$0.930
Less distributions
From net investment income	$(0.579)	$(0.653)	$(0.641)	$(0.620)	$(0.610)
Total distributions	$(0.579)	$(0.653)	$(0.641)	$(0.620)	$(0.610)
Net asset value - End of year	$11.270	$10.920	$10.840	$10.920	$10.550
Total Return(3)	8.69%	6.94%	5.46%	9.84%	9.33%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$2,147,435	$1,769,191	$236,885	$213,456	$181,600
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.77%	0.79%	0.78%	0.83%	0.83%
Expenses after custodian fee reduction(4)	0.76%	0.79%	0.78%	0.82%	0.82%
Net investment income	5.14%	6.05%	6.29%	6.31%	5.92%
Portfolio Turnover of the Portfolio(5)	-	44%	35%	32%	20%
Portfolio Turnover of the Fund	68%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.28% to 6.31%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

16

Eaton Vance National Municipals Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Year Ended September 30,
	2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(2)
Net asset value - Beginning of year	$10.920		$10.850	$10.920	$10.550	$10.230
Income (loss) from operations
Net investment income	$0.482		$0.598	$0.622	$0.613	$0.580
Net realized and unrealized gain (loss)	0.364		0.063	(0.097)	0.330	0.320
Total income from operations	$0.846		$0.661	$0.525	$0.943	$0.900
Less distributions
From net investment income	$(0.496)		$(0.595)	$(0.601)	$(0.578)	$(0.584)
Total distributions	$(0.496)		$(0.595)	$(0.601)	$(0.578)	$(0.584)
Contingent deferred sales charges	$-		$0.004	$0.006	$0.005	$0.004
Net asset value - End of year	$11.270		$10.920	$10.850	$10.920	$10.550
Total Return(4)	8.15	%(5)	6.25%	5.17%	9.30%	9.06%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$83,629		$29,577	$1,553,297	$1,582,772	$1,525,303
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.52%		1.17%	1.20%	1.25%	1.26%
Expenses after custodian fee reduction(6)	1.51%		1.17%	1.20%	1.24%	1.25%
Net investment income	4.30%		5.44%	5.88%	5.89%	5.49%
Portfolio Turnover of the Portfolio(7)	-		44%	35%	32%	20%
Portfolio Turnover of the Fund	68%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 0.9334516-for-1 reverse stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.86% to 5.89%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.19% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

17

Eaton Vance National Municipals Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Year Ended September 30,
	2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(2)
Net asset value - Beginning of year	$10.920		$10.840	$10.920	$10.550	$10.240
Income (loss) from operations
Net investment income	$0.486		$0.565	$0.587	$0.579	$0.538
Net realized and unrealized gain (loss)	0.360		0.087	(0.101)	0.333	0.303
Total income from operations	$0.846		$0.652	$0.486	$0.912	$0.841
Less distributions
From net investment income	$(0.496)		$(0.572)	$(0.566)	$(0.542)	$(0.531)
Total distributions	$(0.496)		$(0.572)	$(0.566)	$(0.542)	$(0.531)
Net asset value - End of year	$11.270		$10.920	$10.840	$10.920	$10.550
Total Return(4)	7.99	%(5)	6.15%	4.71%	9.02%	8.47%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$388,276		$224,955	$200,310	$185,439	$136,213
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.52%		1.53%	1.53%	1.57%	1.59%
Expenses after custodian fee reduction(6)	1.51%		1.53%	1.53%	1.56%	1.58%
Net investment income	4.35%		5.19%	5.54%	5.56%	5.16%
Portfolio Turnover of the Portfolio(7)	-		44%	35%	32%	20%
Portfolio Turnover of the Fund	68%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 0.8890861-for-1 reverse stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.53% to 5.56%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

18

Eaton Vance National Municipals Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(2)
Net asset value - Beginning of year	$10.920	$10.850	$10.910	$10.550	$10.210
Income (loss) from operations
Net investment income	$0.590	$0.673	$0.693	$0.688	$0.652
Net realized and unrealized gain (loss)	0.368	0.078	(0.088)	0.314	0.320
Total income from operations	$0.958	$0.751	$0.605	$1.002	$0.972
Less distributions
From net investment income	$(0.608)	$(0.681)	$(0.665)	$(0.642)	$(0.632)
Total distributions	$(0.608)	$(0.681)	$(0.665)	$(0.642)	$(0.632)
Net asset value - End of year	$11.270	$10.920	$10.850	$10.910	$10.550
Total Return(4)	8.92%	7.17%	5.84%	10.05%	9.71%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$15,208	$5,400	$2,414	$2,193	$389
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.52%	0.53%	0.53%	0.57%	0.58%
Expenses after custodian fee reduction(5)	0.51%	0.53%	0.53%	0.56%	0.57%
Net investment income	5.27%	6.18%	6.54%	6.60%	6.22%
Portfolio Turnover of the Portfolio(6)	-	44%	35%	32%	20%
Portfolio Turnover of the Fund	68%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 0.9263531-for-1 reverse stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.57% to 6.60%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

19

Eaton Vance National Municipals Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. In addition, all Class B shares of the Fund purchased on or before March 16, 2004 converted to Class A shares of the Fund on April 8, 2004. Class I shares are sold at net asset value to certain institutional investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

On October 1, 2004, the Fund received its pro rata share of cash and securities from the National Municipals Portfolio (Portfolio) in a complete liquidation of its interest in the Portfolio. Subsequent to October 1, 2004, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and discount.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $40,103,256 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2009 ($23,042,053), September 30, 2012 ($1,700,261) and September 30, 2013 ($15,360,942), respectively. Dividends paid by the Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D  Financial Futures Contracts - Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may

20

Eaton Vance National Municipals Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-issued and Delayed Delivery Transactions - The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps - The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to the agreement, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

H  Legal Fees - Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Other - Investment transactions are accounted for on a trade-date basis.

J  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these agreements is unknown as this would involve future claims that my be made against the Fund that have not yet occurred.

L  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

M Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a

21

Eaton Vance National Municipals Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended September 30, 2005 and September 30, 2004 was as follows:

	Year Ended September 30,
	2005	2004
Distributions declared from:
Tax-exempt income	$115,063,640	$116,074,069
Ordinary income	$192,823	$306,749

During the year ended September 30, 2005, accumulated net investment income was decreased by $1,544,672 and accumulated undistributed net realized loss was decreased by $1,544,672 primarily due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses. This change had no effect on the net assets or the net asset value per share.

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed income	$4,618,770
Capital loss carryforwards	$(40,103,256)
Unrealized gain	$215,283,180
Other temporary differences	$(23,075,552)

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2005	2004
Sales	44,987,639	158,485,666
Issued to shareholders electing to receive payments of distributions in Fund shares	4,358,681	2,420,842
Redemptions	(20,820,587)	(20,733,729)
Exchange from Class B shares	18,101	-
Net increase	28,543,834	140,172,779

	Year Ended September 30,
Class B	2005(1)	2004(1)
Sales	5,164,317	8,900,412
Issued to shareholders electing to receive payments of distributions in Fund shares	108,564	2,135,108
Redemptions	(541,914)	(151,505,916)
Exchange to Class A shares	(18,090)	-
Net increase (decrease)	4,712,877	(140,470,396)
	Year Ended September 30,
Class C	2005(1)	2004(1)
Sales	16,149,844	6,356,700
Issued to shareholders electing to receive payments of distributions in Fund shares	572,144	491,090
Redemptions	(2,866,966)	(4,716,772)
Net increase	13,855,022	2,131,018
	Year Ended September 30,
Class I	2005(1)	2004(1)
Sales	1,149,095	345,986
Issued to shareholders electing to receive payments of distributions in Fund shares	15,339	7,014
Redemptions	(309,656)	(81,194)
Net increase	854,778	271,806

(1)  Transactions have been restated to reflect the effects of a 0.9334516-for-1 reverse stock split on Class B shares, a 0.8890861-for-1 reverse stock split on Class C shares and a 0.9263531-for-1 reverse stock split on Class I shares effective on November 11, 2005.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2005, the fee was equivalent to 0.40% of the Fund's average daily net assets for such period and amounted to $9,206,151. Except as to Trustees of the Fund who are not members of EVM's

22

Eaton Vance National Municipals Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2005, EVM earned $66,803 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $457,031, as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2005.

Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $421,606 and $2,179,747 for Class B, and Class C shares, respectively, payable to EVD for the year ended September 30, 2005, representing 0.75% of the average daily net assets for Class B and Class C shares. At September 30, 2005, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $3,087,000 and $39,361,000 for Class B and Class C shares.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended September 30, 2005 amounted to $4,813,496, $140,535, and $726,582 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $71,000, $154,000 and $48,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the year ended September 30, 2005.

7  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations,

23

Eaton Vance National Municipals Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

aggregated $2,157,321,696 and $1,563,642,712, respectively, for the year ended September 30, 2005.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,504,729,645
Gross unrealized appreciation	$250,508,732
Gross unrealized depreciation	(56,727,526)
Net unrealized appreciation	$193,781,206

9  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2005, the Fund had a balance outstanding pursuant to this line of credit of $10,110,000. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2005.

10 Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts
Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/05	7,000 U.S. Treasury Bond	Short	$(819,024,941)	$(800,843,750)	$18,181,191

At September 30, 2005, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services whereby the Fund makes bi-annual payments at a fixed rate equal to 4.87% on the notional amount of $125,000,000. In exchange, the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is January 17, 2006. The value of the contract, which terminates January 17, 2036, is recorded as a receivable for open swap contracts of $3,320,783 on September 30, 2005.

At September 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11 Reverse Stock Split

On October 17, 2005, the Trustees of the Fund approved a reverse stock split for Class B, Class C and Class I, effective November 11, 2005. This action enables the Fund to bring the net asset value per share of its various classes into closer alignment, without adversely affecting current shareholders. Each reverse stock split will have no impact on the overall value of a shareholder's investment in the Fund. The conversion ratios are as follows:

	Reverse Stock Split
Class B	0.9334516	for 1
Class C	0.8890861	for 1
Class I	0.9263531	for 1

24

Eaton Vance National Municipals Fund as of September 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipals Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance National Municipals Fund (certain of the series of Eaton Vance Municipals Trust) as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eaton Vance National Municipals Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2005

25

Eaton Vance National Municipals Fund as of September 30, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends - The Fund designated 99.83% of dividends from net investment income as an exempt-interest dividend.

26

Eaton Vance National Municipals Fund as of September 30, 2005

OTHER MATTERS (Unaudited)

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	174,715,400	2,076,926
James B. Hawkes	174,835,002	1,957,323
Samuel L. Hayes, III	174,786,143	2,006,183
William H. Park	174,813,684	1,978,642
Ronald A. Pearlman	174,733,658	2,058,668
Norton H. Reamer	174,775,269	2,017,057
Lynn A. Stout	174,736,343	2,055,983
Ralph F. Verni	174,825,857	1,966,469

Results are rounded to the nearest whole number.

27

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance National Municipals Fund (the "Fund") and the investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Fund with those of comparable funds;

•An independent report comparing the expense ratio of the Fund to those of comparable funds;

•Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered the investment adviser's management capabilities with respect to the types of investments held by the Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Fund. The Special Committee noted the investment adviser's extensive in-house research capabilities and experience managing municipal bond funds. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed

28

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds ratio.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance Funds as a group. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates in providing administration services for each Fund and for all Eaton Vance Funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Fund, and concluded that the fee breakpoints which are in place and will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Funds.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the approval of the investment advisory agreement, including the fee structure (described herein), is in the interests of shareholders.

29

Eaton Vance National Municipals Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc.. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Fund placement agent and a wholly-owned subsidiary of EVM.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee and Vice President	Since 1985	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 160 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	160	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	151	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee since 1986 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	160	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	160	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	160	None

30

Eaton Vance National Municipals Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	160	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	160	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	151	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 68 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/31/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 41 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/5/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

31

Eaton Vance National Municipals Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 160 registered investment companies managed by EVM and BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Mr. MacIntosh served as Vice President since 1993 and Ms. Campbell served as Assistant Treasurer since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

32

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance National Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

448-11/05  HMSRC

Annual Report September 30, 2005

EATON VANCE
MUNICIPALS
TRUST

California

Florida

Massachusetts

Mississippi

New York
Ohio

Rhode Island

West Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of September 30, 2005

TABLE OF CONTENTS

President’s Letter to Shareholders	2

Market Recap	3

Fund Investment Updates
California	4
Florida	6
Massachusetts	8
Mississippi	10
New York	12
Ohio	14
Rhode Island	16
West Virginia	18

Fund Expenses	20

Financial Statements	23

Federal Tax Information	86

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	87

Management and Organization	89

Eaton Vance Municipals Funds as of September 30, 2005

LETTER TO SHAREHOLDERS

Cynthia J. Clemson

Robert B. MacIntosh

Like all fixed-income markets, the municipal bond market responds to many factors, from changes in interest rates and economic trends to fluctuations in municipal bond issuance.  Another key variable is the policy of the Federal Reserve, the nation’s central bank, known popularly as “The Fed.” The Fed’s policies are important to the nation’s economy and markets.

Founded in the wake of crisis, the Federal Reserve plays a vital role...

The Federal Reserve System was established by the Federal Reserve Act of 1913 in the wake of a series of financial crises, the most recent of which – the Panic of 1907 – had caused bank failures, a rash of bankruptcies, a dramatic loss of confidence and a severe economic downturn. Congress was determined to create a central bank that provided a vigilant monetary policy, price stability, a more elastic currency and more careful supervision over the nation’s banks.

The Open Market Committee: influencing the money supply and credit conditions...

The Fed has a number of tools at its disposal to adjust monetary policy. Of these, the most commonly used tools are open market operations. The Federal Open Market Committee (FOMC) meets regularly to review inflation, credit conditions and the overall health of the economy. The Fed uses its own research, as well as that of other key economic agencies, to review its various policy options. Treasury, corporate and municipal bond investors alike eagerly await the transcripts of FOMC meetings for a hint of future interest rate trends.

If it deems a change necessary in short-term rates, the Fed will announce an adjustment to its target for the Federal Funds rate – its primary market instrument.  To effect that change, the FOMC issues a directive to the trading desk of the Federal Reserve Bank of New York, whose responsibility it is to implement the policy.

Open market operations: The Fed intervenes...

If the Fed sees weakness in the economy and little threat of inflation, it may make outright purchases of Treasury securities – either from the “street” or privately from foreign central banks – thus adding reserves to the banking system. This action tends to lower interest rates, increase loans and stimulate economic activity. In so doing, the Fed is said to be easing monetary policy.

On the other hand, if the Fed sees the economy overheating and inflation looming, it may sell Treasury securities, thus draining reserves from the system. This action tends to raise rates, discourage consumer and business borrowing and dampen economic activity. In this case, the Fed is said to be tightening monetary policy.

While changes in Fed policy primarily affect short-term rates, long-term rates are determined by inflationary expectations. However, the Fed’s actions can have a significant effect on market psychology and, over time, impact market rates across the borrowing spectrum – for homebuyers seeking mortgages, businesses seeking bank loans and municipal bond issuers.

Fed-watching: A continuing pre-occupation of the market...

Interpreting the Federal Reserve’s actions has long been of keen interest to bond market investors. Until the mid-1990s, analysts needed to keep daily tabs on bank reserves and the Fed’s daily open market activity to determine a change in monetary policy. Starting in February 1994, however, the Fed began to indicate specifically its target Federal Funds rate. That marked a significant change, as analysts were now free to focus less on current policy and more on future potential changes in policy.

Throughout its history, the Federal Reserve has contributed to a more stable and safer monetary system. As that history unfolds, investors will surely continue to monitor its activities closely.

Sincerely,

Cynthia J. Clemson	Robert B. MacIntosh
Co-Director	Co-Director
Municipal Investments	Municipal Investments

November 9, 2005

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

MARKET RECAP

The U.S. economy continued to generate moderate growth during the year ended September 30, 2005, although surging energy prices and high interest rates were a continuing concern for investors.  Late in the period, the economy was faced with new challenges resulting from Hurricane Katrina and its potential impact on energy and commodity supplies.

The economy has remained on solid footing in 2005...

The nation’s Gross Domestic Product grew at a rate of 3.8% in the third quarter of 2005, according to preliminary Commerce Department figures, following gains of 3.3% in the second quarter and 3.8% in the first quarter. Manufacturing reported a mixed picture, with overall factory activity accelerating somewhat, while areas such as durable goods, metals and textiles remained weak. Consumer spending declined, as soaring energy costs took their toll. While the housing sector showed signs of strain in selected markets due to rising interest rates, the overall housing market remained strong.

With consumers tightening their belts, the burden shifted to businesses. However, the outlook for capital spending was clouded, as businesses remained wary of investing in new equipment, facilities and software in a period of rising energy costs and higher interest rates.

Gulf Coast state economies were dealt a severe blow by Hurricane Katrina...

In the waning days of the fiscal year, Hurricane Katrina struck states along the Gulf Coast. The storm inflicted a catastrophic blow to Louisiana and also damaged parts of Mississippi, Alabama and Florida. While the economies of the affected states will no doubt suffer in the short run, the national economy is also likely to feel some impact from damage to key ports and oil refineries. The pace of the region’s recovery is unclear at this writing, and will likely remain a concern, especially as heating fuel demand rises in coming months.

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield. Statistics as of September 30, 2005.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

The Federal Reserve continued its policy of tightening credit during the fiscal year...

Inflation accelerated somewhat during the period, an increase apparent not only in core energy costs, but also in finished products, a sign that producers are passing their higher energy costs along to consumers. The Federal Reserve hiked short-term interest rates, suggesting it will continue to raise rates in an effort to keep the economy from growing too quickly and keep inflation under control. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on 12 consecutive occasions, raising that benchmark from 1.00% to 4.00%, including its most recent rate hike in November 2005.

Against this backdrop, the municipal bond market generated solid gains for the period. For the year ended September 30, 2005, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 4.05%.*

*   It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance California Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•                  The Fund’s Class A shares had a total return of 5.18% for the year ended September 30, 2005.(1) This return was the result of an increase in net asset value (NAV) to $10.90 per share on September 30, 2005, from $10.86 on September 30, 2004, and the reinvestment of $0.512 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 4.50% for the year ended September 30, 2005.(1) This return was the result of an increase in NAV to $10.09 per share on September 30, 2005 from $10.06 on September 30, 2004, and the reinvestment of $0.415 in dividends.(2)

•                  The Fund’s Class C shares had a total return of 4.42% for the year ended September 30, 2005.(1) This return was the result of an increase in NAV to $10.09 per share on September 30, 2005 from $10.06 on September 30, 2004, and the reinvestment of $0.407 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 4.05% for the year ended September 30, 2005.(3)

•                  Based on the Fund’s most recent dividends annualized and NAVs on September 30, 2005 of $10.90 per share for Class A, $10.09 for Class B, and $10.09 for Class C, the Fund’s distribution rates were 4.54%, 3.79% and 3.79%, respectively.(4) The distribution rates are equivalent to taxable rates of 7.70%, 6.43% and 6.43%, respectively.(5)

•                  The SEC 30-day yields for Class A, Class B, and Class C shares at September 30, 2005 were 3.92%, 3.35%, and 3.35%, respectively.(6) The SEC 30-day yields are equivalent to taxable yields of 6.65%, 5.68% and 5.68%, respectively.(5)

Cynthia J. Clemson

Portfolio Manager

Management Discussion

•                  California’s economy has continued to generate solid growth thus far in 2005, with a decline in the unemployment rate over the past year to 5.1% in September 2005 from 6.1% in September 2004. The construction sector has seen the highest growth rates, with low interest rates helping fuel the housing industry. Government, professional and business services, and trade, transportation and utilities remained the largest employers. High energy prices and a potential increase in inflation or interest rates could provide headwinds in coming months, however.

•                  Escrowed/prerefunded bonds represented the Fund’slargest sector weighting at September 30, 2005. Prerefunded bonds are prerefunded to their approaching call dates and escrowed bonds are escrowed to maturity. Because they are backed by Treasury bonds, escrowed/prerefunded bonds are considered to be of the highest quality.

•                  Hospital bonds were among the Fund’s largest commitments at September 30, 2005. A significant increase in issuance of hospital bonds created several attractive opportunities to add holdings.

•                  Insured* lease revenue/certificates of participation remained large investments for the Fund. These issues provided combined financing for a variety of California jurisdictions.

•                  Special tax revenue bonds also constituted significant investments. These bonds are secured by the levy of special assessments – as opposed to property taxes – by local governments. The levies help defray costs on improvements or infrastructures that benefit local property owners.

•                  Management continued to closely monitor the Fund’s call protection. Call protection remains an important strategic consideration for municipal bond investors, especially since refinancing activity has increased over the past year.

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent rates assume a maximum 41.05% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	5.18%	4.50%	4.42%
Five Years	6.26	5.90	N.A.
Ten Years	6.02	5.47	N.A.
Life of Fund†	6.22	5.90	4.86

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.19%	-0.50%	3.42%
Five Years	5.23	5.58	N.A.
Ten Years	5.51	5.47	N.A.
Life of Fund†	5.76	5.90	4.86

†Inception Dates – Class A: 5/27/94; Class B: 12/19/85; Class C: 8/31/04

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)          Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

*                 Sources: Thomson Financial; Lipper Inc. Class B of the Fund commenced investment operations on December 19, 1985.

A $10,000 hypothetical investment in the Fund’s Class A shares on 9/30/95 at net asset value would have been valued at $17,948 on September 30, 2005. A $10,000 hypothetical investment in Class A shares at the maximum offering price would have been valued at $17,092. A $10,000 hypothetical investment in Class C shares on 8/31/04 (commencement of operations) at net asset value would have been valued at $10,531 on September 30, 2005. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

Fund Statistics**

• Number of Issues:	80
• Average Maturity:	20.0 years
• Effective Maturity:	10.1 years
• Average Rating:	AA-
• Average Call:	9.5 years
• Average Dollar Price:	$97.16

**          Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Florida Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•                  The Fund’s Class A shares had a total return of 5.50% for the year ended September 30, 2005.(1) This return was the result of an increase in net asset value (NAV) to $10.64 per share on September 30, 2005 from $10.58 on September 30, 2004, and the reinvestment of $0.511 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 4.98% for the year ended September 30, 2005.(1) This return was the result of an increase in NAV to $10.91 per share on September 30, 2005 from $10.84 on September 30, 2004, and the reinvestment of $0.460 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 4.05% for the year ended September 30, 2005.(3)

•                  Based on the Fund’s most recent dividends annualized and NAVs on September 30, 2005 of $10.64 per share for Class A and $10.91 for Class B, the Fund’s distribution rates were 4.64% and 3.89%, respectively.(4) The distribution rates are equivalent to taxable rates of 7.14% and 5.98%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at September 30, 2005 were 3.94% and 3.38%, respectively.(6) The SEC 30-day yields are equivalent to taxable yields of 6.06% and 5.20%, respectively.(5)

Cynthia J. Clemson

Portfolio Manager

Management Discussion

•                  Florida’s economy showed solid growth during the year ended September 30, 2005, with unemployment declining to 3.5% in September 2005 from 4.8% in September 2005. Residential construction and service sectors remained very strong, a result of a population growth rate twice that of the U.S. rate. Low mortgage rates, post-hurricane construction (from 2004 storms) and a strong tourism industry have fueled growth. High energy prices and a potential increase in inflation or interest rates could provide headwinds in coming months, however.

•                  We increased insured* water and sewer bonds during the period, finding attractive relative value in certain individual issues in this sector. Many communities have initiated upgrades to their water systems, providing an increase in supply of these bonds. Backed by a regular stream of bill payments, water and sewer utilities have historically represented a fairly stable sourceof revenues.

•                  Insured* special tax revenue bonds represented a significant investment for the Fund. These bonds are secured by the levy of special assessments – as opposed to property taxes – by local governments. The levies help defray costs on improvements or infrastructures that benefit local property owners.

•                  Insured* transportation bonds were significant investments for the Fund. As the demands on Florida’s transportation infrastructure have surged in recent years, these bonds have helped finance improvements and upgrades for local seaports, airport authorities and expressways.

•                  Management continued to closely monitor the Fund’s call protection. Call protection remains an important strategic consideration for municipal bond investors, especially since refinancing activity has increased over the past year.

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state intangibles tax and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent rates assume a maximum 35.00% federal income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	5.50%	4.98%
Five Years	6.47	5.70
Ten Years	5.63	4.81
Life of Fund†	6.08	5.87

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.47%	-0.02%
Five Years	5.44	5.38
Ten Years	5.12	4.81
Life of Fund†	5.63	5.87

†Inception Dates – Class A: 4/5/94; Class B: 8/28/90

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)          Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

*                 Sources: Thomson Financial; Lipper Inc. Class B of the Fund commenced investment operations on August 28, 1990.

A $10,000 hypothetical investment in the Fund’s Class A shares on 9/30/95 at net asset value would have been valued at $17,289 on September 30, 2005. A $10,000 hypothetical investment in Class A shares at the maximum offering price would have been valued at $16,469. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

Fund Statistics**

• Number of Issues:	91
• Average Maturity:	21.9 years
• Effective Maturity:	11.4 years
• Average Rating:	AA
• Average Call:	7.9 years
• Average Dollar Price:	$99.66

**          Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Massachusetts Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•                  The Fund’s Class A shares had a total return of 4.90% for the year ended September 30, 2005.(1) This return was the result of an increase in net asset value (NAV) to $9.67 per share on September 30, 2005 from $9.66 on September 30, 2004, and the reinvestment of $0.456 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 4.39% for the year ended September 30, 2005.(1) This return was the result of an increase in NAV to $9.67 per share on September 30, 2005 from $9.65 on September 30, 2004, and the reinvestment of $0.401 in dividends.(2) The NAVs and dividends per share have been restated to reflect the effects of a stock split effective on November 11, 2005.

•                  The Fund’s Class I shares had a total return of 5.43% for the year ended September 30, 2005.(1) This return was the result of an increase in NAV to $9.67 per share on September 30, 2005 from $9.65 on September 30, 2004, and the reinvestment of $0.496 in dividends.(2) The NAVs and dividends per share have been restated to reflect the effects of a stock split effective on November 11, 2005.

•                  For comparison, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 4.05% for the year ended September 30, 2005.(3)

•                  Based on the Fund’s most recent dividends annualized and NAVs (restated to reflect the effects of a stock split effective on November 11, 2005) on September 30, 2005 of $9.67 per share for Class A, Class B and Class I, the Fund’s distribution rates were 4.47%, 3.71% and 4.66%, respectively.(4) The distribution rates are equivalent to taxable rates of 7.26%, 6.03% and 7.57%, respectively.(5)

•                  The SEC 30-day yields for Class A, Class B and Class I shares at September 30, 2005 were 3.68%, 3.11% and 4.07%, respectively.(6) The SEC 30-day yields are equivalent to taxable yields of 5.98%, 5.05% and 6.61%, respectively.(5)

Robert B. MacIntosh

Portfolio Manager

Management Discussion

•                  The Massachusetts economy continued to expand. Unemployment declined over the past year from 4.9% in September 2004 to 4.2% in August 2005, but rose again in September 2005 to 4.7%. With a diverse, innovative economy fueled by its large number of colleges and universities, the state’s service sectors were large employers, while leisure and hospitality also saw solid growth. The manufacturing and technology sectors continued to struggle, however.

•                  Education and insured* education bonds played a significant role in the Fund. Education bonds tend to be less sensitive to economic cycles and typically provide attractive coupons and call features.

•                  In a highly competitive hospital sector, the Fund remained very selective. Management emphasized bonds of institutions they believe have a competitive advantage, due to marketable health care or research services and underlying financial strength.

•                  Water and sewer bonds represented a major investment. Issuance of bonds to finance water purification and water pollution abatement projects provided the Portfolio with compelling investment opportunities.

•                  The Fund made structural changes to adjust to shifting market conditions. Management maintained a varied coupon mix, balancing higher-income issues with interest-rate-sensitive, low- and zero-coupon issues for appreciation potential.

•                  Management continued to monitor call protection closely. Management believes that call protection remains an important strategic consideration for municipal bond investors. In the past year, refinancings have increased, so call protection has played an even more important strategic role.

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. Class I shares are not subject to a sales charge.

(2)       A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent rates assume a maximum 38.45% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance(1)	Class A	Class B	Class I

Average Annual Total Returns (at net asset value)
One Year	4.90%	4.39%	5.43%
Five Years	6.58	5.83	6.84
Ten Years	5.83	5.03	5.99
Life of Fund†	5.08	5.60	5.53

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.07%	-0.61%	5.43%
Five Years	5.54	5.51	6.84
Ten Years	5.32	5.03	5.99
Life of Fund†	4.65	5.60	5.53

†Inception Dates – Class A: 12/7/93; Class B: 4/18/91; Class I: 6/17/93

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class I shares are not subject to a sales charge.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)          Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

*                 Sources: Thomson Financial; Lipper Inc. Class B of the Fund commenced investment operations on April 18, 1991.

A $10,000 hypothetical investment in the Fund’s Class A shares on 9/30/95 at net asset value would have been valued at $17,627 on September 30, 2005. A $10,000 hypothetical investment in Class A shares at the maximum offering price would have been valued at $16,793. An investment in Class I shares on 9/30/95 would have been valued at $17,894 on September 30, 2005. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

Fund Statistics**

• Number of Issues:	72
• Average Maturity:	21.8 years
• Effective Maturity:	13.1 years
• Average Rating:	AA+
• Average Call:	12.1 years
• Average Dollar Price:	$103.23

**          Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Mississippi Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•                  The Fund’s Class A shares had a total return of 3.44% for the year ended September 30, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $9.61 per share on September 30, 2005 from $9.72 on September 30, 2004, and the reinvestment of $0.439 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 2.86% for the year ended September 30, 2005.(1) This return was the result of a decrease in NAV to $9.83 per share on September 30, 2005 from $9.94 on September 30, 2004, and the reinvestment of $0.391 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 4.05% for the year ended September 30, 2005.(3)

•                  Based on the most recent dividends annualized and NAVs on September 30, 2005 of $9.61 per share for Class A and $9.83 for Class B, the Fund’s distribution rates were 4.42% and 3.66%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.16% and 5.93%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at September 30, 2005 were 3.58% and 3.00%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.80% and 4.86%, respectively.(5)

Craig R. Brandon

Portfolio Manager

Management Discussion

•                  Mississippi’s economy has struggled over the past year, with the most significant development – the devastating effects of hurricane Katrina – occurring in September 2005. The unemployment rate rose slightly from 6.7% in September 2004 to 6.9% in August 2005, but jumped sharply to a preliminary estimate of 9.6% in September 2005. The hurricane’s devastation will probably continue to hinder the state’s economic growth into 2006, when rebuilding takes full effect.

•                  In a period in which lower-quality bonds outperformed higher-quality issues, the Fund’s average credit quality of AA+ may have detracted from its relative performance. The Fund’s relative returns were also negatively affected by Hurricane Katrina, since the Lehman Index is a national bond index.

•                  Insured* water and sewer bonds represented the largest sector weighting at September 30, 2005. Issuance of bonds to finance water purification and water pollution abatement projects has provided the Fund with compelling investment opportunities, and these issues also tend to be less sensitive to economic cycles.

•                  Escrowed/prerefunded and insured* escrowed/prerefunded bonds combined were among the Fund’s largest commitments. Prerefunded bonds are prerefunded to their approaching call dates and escrowed bonds are escrowed to maturity. Both types of bonds tend to have attractive coupons. Because they are backed by Treasury bonds, escrowed/prerefunded bonds are considered to be of the highest quality.

•                  Insured* education bonds, which provide diversification and also tend to be less affected by economic cycles, were another significant sector weighting at September 30, 2005.

•                  The Fund was well served by its broad diversification. In addition to diversifying according to issuer, sector and insurer, management had a mixed coupon allocation, balancing income-oriented higher-coupons with performance-minded lower coupons.

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent rates assume a maximum 38.25% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	3.44%	2.86%
Five Years	5.53	4.76
Ten Years	5.37	4.66
Life of Fund†	4.68	4.31

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.43%	-2.09%
Five Years	4.51	4.43
Ten Years	4.86	4.66
Life of Fund†	4.25	4.31

†Inception date: Class A: 12/7/93; Class B: 6/11/93

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)          Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

*                 Sources: Thomson Financial; Lipper Inc. Class B of the Fund commenced investment operations on June 11, 1993.

A $10,000 hypothetical investment in the Fund’s Class A shares on 9/30/95 at net asset value would have been valued at $16,872 on September 30, 2005. A $10,000 hypothetical investment in Class A shares at the maximum offering price would have been valued at $16,077. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

Fund Statistics**

• Number of Issues:	51
• Average Maturity:	17.2 years
• Effective Maturity:	9.0 years
• Average Rating:	AA+
• Average Call:	7.5 years
• Average Dollar Price:	$101.91

**          Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New York Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•                  The Fund’s Class A shares had a total return of 3.88% for the year ended September 30, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $10.70 per share on September 30, 2005 from $10.80 on September 30, 2004, and the reinvestment of $0.512 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 3.27% for the year ended September 30, 2005.(1) This return was the result of a decrease in NAV to $10.70 per share on September 30, 2005 from $10.80 on September 30, 2004, and the reinvestment of $0.450 in dividends.(2) The NAVs and dividends per share have been restated to reflect the effects of a stock split effective on November 11, 2005.

•                  The Fund’s Class C shares had a total return of 3.20% for the year ended September 30, 2005.(1) This return was the result of a decrease in NAV to $10.70 per share on September 30, 2005 from $10.80 on September 30, 2004, and the reinvestment of $0.441 in dividends.(2) The NAVs and dividends per share have been restated to reflect the effects of a reverse stock split effective on November 11, 2005.

•                  For comparison, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 4.05% for the year ended September 30, 2005.(3)

•                  Based on the Fund’s most recent dividends annualized and NAVs (restated to reflect the effects of a stock split on Class B shares and a reverse stock split on Class C shares, effective on November 11, 2005) on September 30, 2005 of $10.70 per share for Class A, Class B and Class C, the Fund’s distribution rates were 4.57%, 3.81% and 3.81%, respectively.(4) The distribution rates are equivalent to taxable rates of 7.62%, 6.35% and 6.35%, respectively.(5)

•                  The SEC 30-day yields for Class A, Class B and Class C shares at September 30, 2005 were 3.85%, 3.28% and3.27%, respectively.(6) The SEC 30-day yields are equivalent to taxable yields of 6.42%, 5.47% and 5.45%, respectively.(5)

•                  Craig R. Brandon became portfolio manager of the Fund upon Thomas J. Fetter’s retirement on November 1, 2005.

Craig R. Brandon

Portfolio Manager

Management Discussion

•                  New York’s economy experienced modest growth during the past year, although employment growth for the state remained below the national rate. Services and housing have accounted for the bulk of the year-to-date job growth during 2005, while manufacturing continued to decline. The state’s unemployment rate, at 5.6% in September 2004, declined to 4.7% by August 2005before rising slightly again to 5.2% in September 2005.  While the numbers are encouraging, high energy prices and a potential increase in inflation or interest rates could provide headwinds in the months ahead.

•                  The Fund’s higher credit quality, compared to its benchmark index, may have detracted from its relative performance during the period because lower qualitybonds generally outperformed higher-quality issues over the year. We believe this trend may be changing, however, and remain committed to a high quality Fund.

•                  Education and insured* education bonds represented the largest sector weighting in the Fund at September 30, 2005, making a solid contribution to returns.

•                  Health care and hospital bonds, a significant weighting in the Fund at September 30, 2005, continued to provide attractive yields and helped the Fund’s performance during the year. Health care bonds tend to be less sensitive to economic cycles, but they typically come with lower ratings and therefore may carry higher credit risk.

•                  Transportation bonds – both insured* and non-insured– were prominent investments in the Fund.  Transportation has historically been a key factor in the New York economy, and the demands have becomeeven more acute in recent years.

•                  We continued to find value in escrowed and insured* escrowed bonds. Escrowed issues have been pre-refunded and are backed by Treasury bonds, typically due to a refinancing of existing higher-coupon debt.

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent rates assume a maximum 40.01% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	3.88%	3.27%	3.20%
Five Years	6.75	6.14	N.A.
Ten Years	6.12	5.39	N.A.
Life of Fund†	6.28	6.35	2.84

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.07%	-1.68%	2.21%
Five Years	5.73	5.82	N.A.
Ten Years	5.60	5.39	N.A.
Life of Fund†	5.82	6.35	2.84

†Inception Dates – Class A: 4/15/94; Class B: 8/30/90; Class C: 9/30/03

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)          Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

*                 Sources: Thomson Financial; Lipper Inc. Class B of the Fund commenced investment operations on August 30, 1990.

A $10,000 hypothetical investment in the Fund’s Class A shares on 9/30/95 at net asset value would have been valued at $18,109 on September 30, 2005. A $10,000 hypothetical investment in Class A shares at the maximum offering price would have been valued at $17,243. An investment in Class C shares on 9/30/03 (commencement of operations) at net asset value would have been valued at $10,579 on September 30, 2005. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

Fund Statistics**

• Number of Issues:	90
• Average Maturity:	21.6 years
• Effective Maturity:	14.2 years
• Average Rating:	AA-
• Average Call:	13.0 years
• Average Dollar Price:	$105.53

**          Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Ohio Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•                  The Fund’s Class A shares had a total return of 6.71% for the year ended September 30, 2005.(1) This return was the result of an increase in net asset value (NAV) to $9.32 per share on September 30, 2005 from $9.18 on September 30, 2004, and the reinvestment of $0.466 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 6.14% for the year ended September 30, 2005.(1) This return was the result of an increase in net asset value (NAV) to $9.32 per share on September 30, 2005 from $9.18 on September 30, 2004, and the reinvestment of $0.414 in dividends.(2) The NAVs and dividends pershare have been restated to reflect the effects of a stock split effective on November 11, 2005.

•                  For comparison, the Lehman Brothers MunicipalBond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 4.05% for the year ended September 30, 2005.(3)

•                  Based on the most recent dividends annualized and NAVs (restated to reflect the effects of a stock split effective on November 11, 2005) on September 30, 2005 of $9.32 per share for Class A and Class B, the Fund’s distribution rates were 4.88% and 4.13%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.12% and 6.87%, respectively.(5)

•                  The SEC 30-day yields for Class A and B shares at September 30, 2005 were 3.96% and 3.40%, respectively.(6) The SEC 30-day yields are equivalent to taxable yields of 6.59% and 5.66%, respectively.(5)

•                  William H. Ahern became portfolio manager of the Fund upon Thomas J. Fetter’s retirement on November 1, 2005.

William H. Ahern

Portfolio Manager

Management Discussion

•                  Despite continued struggles in the manufacturing sector – one of the largest economic sectors in the state – Ohio’s economy has shown solid growth in 2005. Professional and business services and health care have added significantly to employment growth this year, while retail trade, government and manufacturing have declined.  Nevertheless, the state’s unemployment rate, at 6.1% in September 2004, declined over the 12-month period to 5.8% in September 2005.

•                  Management has been selective in its hospital sector investments. With the competitive hospital industry under pressure to reduce costs, we sought institutions with sound financial structures, good management and the ability to offer attractive health care specialties.  Hospital bonds, while typically offering higher yields, often carry lower credit ratings. Nevertheless, the strong performance of these issues during the period contributed to the Fund’s solid relative returns.

•                  Industrial development revenue bonds (IDRs)remained a significant investment for the Fund during the period, providing a high level of income. Given that these issues can have somewhat lower credit ratings and tend to be subject to economic cycles, we continued to be selective in choosing IDRs for the Fund and carefully monitored the Fund’s IDR holdings.

•                  The Fund invested in some attractive Ohio-issued “bond banks,” which are pools of individual Ohio municipal bonds that can provide lower credit risk than an individual bond because of increased diversification and a higher level of collateral.

•                  Management continued to closely monitor call protection.  Management believes that call protection remains an important strategic consideration for municipal bond investors. In the past year, refinancings have increased, so call protection has played an even more important strategic role.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income taxes and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent rates assume a maximum 39.88% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	6.71%	6.14%
Five Years	6.43	5.64
Ten Years	5.63	4.83
Life of Fund†	4.94	5.56

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.62	1.14
Five Years	5.41	5.32
Ten Years	5.12	4.83
Life of Fund†	4.50	5.56

†Inception date: Class A: 12/7/93; Class B: 4/18/91

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.  SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)          Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

*                 Sources: Thomson Financial; Lipper Inc. Class B of the Fund commenced investment operations on April 18, 1991.

A $10,000 hypothetical investment in the Fund’s Class A shares on 9/30/95 at net asset value would have been valued at $17,286 on September 30, 2005. A $10,000 hypothetical investment in Class A shares at the maximum offering price would have been valued at $16,473. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

Fund Statistics**

• Number of Issues:	75
• Average Maturity:	23.0 years
• Effective Maturity:	9.6 years
• Average Rating:	AA-
• Average Call:	8.1 years
• Average Dollar Price:	$103.44

**          Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Rhode Island Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•                  The Fund’s Class A shares had a total return of 4.44% for the year ended September 30, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $9.76 per share on September 30, 2005 from $9.78 on September 30, 2004, and the reinvestment of $0.447 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 3.83% for the year ended September 30, 2005.(1) This return was the result of a decrease in NAV to $9.98 per share on September 30, 2005 from $10.00 on September 30, 2004, and the reinvestment of $0.398 in dividends.(2)

•                  For comparison, the Lehman Brothers MunicipalBond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 4.05% for the year ended September 30, 2005.(3)

•                  Based on the Fund’s most recent dividends annualized and NAVs on September 30, 2005 of $9.76 per share for Class A and $9.98 for Class B, the Fund’s distribution rates were 4.48% and 3.73%, respectively.(4) The distribution rates are equivalent to taxable rates of 7.55% and 6.29%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at September 30, 2005 were 3.75% and 3.18%, respectively.(6) The SEC 30-day yields are equivalent to taxable yields of 6.32% and 5.36, respectively.(5)

Robert B. MacIntosh

Portfolio Manager

Management Discussion

•                  Rhode Island continued to show solid growth in the past year, building on its recovery from the recession of 2001-2002, during which the state saw employment declines. Health care has been one of the leading sectors driving the state’s growth, accounting for nearly 13% of total employment. The manufacturing sector, however, continued to contract. The unemployment rate, which stood at 5.0% in September 2004, remained at or below the 5% level for most of theyear before jumping to 5.6% in September 2005 (from 5.1% in August).

•                  Insured* education bonds represented the Fund’slargest sector weighting at September 30, 2005, including some of Rhode Island’s finest universities.  These institutions, which are among the largest issuers in the state, tend to enjoy strong applicant demand and stable revenues, irrespective of the economic environment. Education bonds also help diversify the Fund.

•                  Insured* special tax revenue bonds were significant investments. Secured by the levy of special assessments, the bonds helped finance improvements that benefited local property owners or users of specific public purpose projects.

•                  Insured general obligations (GOs)* were another significant focus for the Fund. Secured by Rhode Island’s various taxing powers – or, for local issuers, by local property taxes – these bonds are deemed the most secure of all municipal debt.

•                  Management continued its efforts to fine-tune coupon structure and improve call protection. These adjustments were part of an ongoing commitment to seek to protect against untimely calls and to help to improve the overall performance characteristics of the Fund.

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent rates assume a maximum 40.69% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	4.44%	3.83%
Five Years	6.32	5.54
Ten Years	5.59	4.96
Life of Fund†	4.80	4.50

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.54%	-1.16%
Five Years	5.30	5.21
Ten Years	5.08	4.96
Life of Fund†	4.37	4.50

†Inception Dates – Class A: 12/7/93; Class B: 6/11/93

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.  SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)          Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

*                 Sources: Thomson Financial; Lipper Inc. Class B of the Fund commenced investment operations on June 11, 1993.

A $10,000 hypothetical investment in the Fund’s Class A shares on 9/30/95 at net asset value would have been valued at $17,230 on September 30, 2005. A $10,000 hypothetical investment in Class A shares at the maximum offering price would have been valued at $16,411. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

Fund Statistics**

• Number of Issues:	63
• Average Maturity:	21.1 years
• Effective Maturity:	8.7 years
• Average Rating:	AA+
• Average Call:	8.1 years
• Average Dollar Price:	$104.12

**          Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance West Virginia Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•                  The Fund’s Class A shares had a total return of 3.95% for the year ended September 30, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $9.75 per share on September 30, 2005 from $9.81 on September 30, 2004, and the reinvestment of $0.441 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 3.26% for the year ended September 30, 2005.(1) This return was the result of a decrease in NAV to $9.93 per share on September 30, 2005 from $10.00 on September 30, 2004, and the reinvestment of $0.391 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 4.05% for the year ended September 30, 2005.(3)

•                  Based on the Fund’s most recent dividends annualized and NAVs on September 30, 2005 of $9.75 per share for Class A and $9.93 for Class B, the Fund’s distribution rates were 4.41% and 3.66%, respectively.(4) The distribution rates are equivalent to taxable rates of 7.26% and 6.02%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at September 30, 2005 were 3.45% and 2.87%, respectively.(6) The SEC 30-day yields are equivalent to taxable yields of 5.68% and 4.72%, respectively.(5)

Robert B. MacIntosh

Portfolio Manager

Management Discussion

•                  West Virginia seems to have emerged from its recession, which brought declines in job growth for much of 2001 through 2003. Thus far in 2005, job growth has increased significantly, bringing the state back to pre-recession employment levels. In particular, record high energy prices, created by strong global demand and supply uncertainties, have helped bolster the state’s vital coal industry. In the past year, construction has been one of the fastest growing sectors, while manufacturing continued to decline. The unemployment rate, which stood at 5.3% in September 2004, dipped below 5% from December through June 2005 before rising to 5.6% in September 2005.

•                  During the period, lower-rated bonds outperformed higher-rated bonds, so the Fund’s higher average credit quality may have detracted from its relative performance. In addition, the Fund’s absolute returns were hurt by rising market interest rates.

•                  In the past year, refinancings have increased, so management’s ongoing focus on call protection played an even more important strategic role and made a positive contribution to the Fund’s performance.

•                  Insured* water and sewer bonds represented the largest investment for the Fund at September 30, 2005.  Many West Virginia communities have needed to modernize their water facilities. Increased issuance of bonds to finance these projects has provided the Fund with high credit quality and enhanced diversification We also continued to be selective in the health care sector, emphasizing insured* bonds of institutions we believed were financially sound and well managed.

•                  Management added zero coupon bonds to the Fund.  These securities can provide diversification, call protection, and strong credit quality. Some are non-callable, which benefits the Fund’s overall call protection.

•                  Insured* general obligations (GOs) were another significant investment for the Fund, providing a high-quality investment. GOs are often accorded a high credit quality rating as they are backed by the full faith and credit of the issuer.

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent rate assume a maximum 39.23% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	3.95%	3.26%
Five Years	5.80	5.02
Ten Years	5.46	4.69
Life of Fund†	4.80	4.34

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.99%	-1.71%
Five Years	4.78	4.69
Ten Years	4.95	4.69
Life of Fund†	4.37	4.34

†Inception Dates – Class A: 12/13/93; Class B: 6/11/93

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.  SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)          Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

*                 Sources: Thomson Financial; Lipper Inc. Class B of the Fund commenced investment operation on June 11, 1993.

A $10,000 hypothetical investment in the Fund’s Class A shares on 9/30/95 at net asset value would have been valued at $17,018 on September 30, 2005. A $10,000 hypothetical investment in Class A shares at the maximum offering price would have bee valued at $16,204. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

Fund Statistics**

• Number of Issues:	43
• Average Maturity:	23.2 years
• Effective Maturity:	9.7 years
• Average Rating:	AA+
• Average Call:	9.5 years
• Average Dollar Price:	$101.66

**          Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of September 30, 2005

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 – September 30, 2005).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Municipals Fund

	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,033.60	$4.44
Class B	$1,000.00	$1,029.50	$8.24
Class C	$1,000.00	$1,029.50	$8.24

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.41
Class B	$1,000.00	$1,016.90	$8.19
Class C	$1,000.00	$1,016.90	$8.19

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares and 1.62% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance Florida Municipals Fund

	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,032.40	$4.08
Class B	$1,000.00	$1,029.40	$7.89

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.05
Class B	$1,000.00	$1,017.30	$7.84

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares and 1.55% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance Massachusetts Municipals Fund

	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,028.10	$4.02
Class B	$1,000.00	$1,023.80	$7.81
Class I	$1,000.00	$1,029.10	$3.00

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.00
Class B	$1,000.00	$1,017.30	$7.79
Class I	$1,000.00	$1,022.10	$2.99

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.79% for Class A shares, 1.54% for Class B shares and 0.59% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance Mississippi Municipals Fund

	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,022.40	$4.36
Class B	$1,000.00	$1,018.60	$8.15

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.36
Class B	$1,000.00	$1,017.00	$8.14

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.86% for Class A shares and 1.61% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance New York Municipals Fund

	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,023.30	$3.96
Class B	$1,000.00	$1,019.50	$7.75
Class C	$1,000.00	$1,019.50	$7.75

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.95
Class B	$1,000.00	$1,008.70	$7.74
Class C	$1,000.00	$1,017.40	$7.74

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares and 1.53% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance Ohio Municipals Fund

	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,032.50	$4.13
Class B	$1,000.00	$1,029.70	$7.94

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.10
Class B	$1,000.00	$1,017.20	$7.89

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares and 1.56% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance Rhode Island Municipals Fund

	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,023.80	$3.96
Class B	$1,000.00	$1,019.90	$7.75

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.95
Class B	$1,000.00	$1,017.40	$7.74

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares and 1.53% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance West Virginia Municipals Fund

	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,024.60	$3.96
Class B	$1,000.00	$1,020.70	$7.75

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.95
Class B	$1,000.00	$1,017.40	$7.74

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares and 1.53% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance California Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments - 99.5%
Principal Amount (000's omitted)	Security	Value
Education - 4.6%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,569,930
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,794,050
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,248,800
		$10,612,780
Escrowed / Prerefunded - 14.6%
$2,600	Capistrano Unified School District, Prerefunded to 9/1/09, 5.75%, 9/1/29	$2,894,580
1,500	Corona-Norco Unified School District Public Financing Authority, Prerefunded to 9/1/10, 6.125%, 9/1/31	1,685,865
1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	1,421,170
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,477,377
5,765	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,245,583
25,975	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/27	9,637,504
		$33,362,079
General Obligations - 4.7%
$1,800	California, 5.00%, 6/1/34	$1,866,222
1,000	California, 5.25%, 4/1/30	1,064,120
2,250	California, 5.25%, 4/1/34	2,383,627
5,000	California, 5.50%, 11/1/33	5,478,150
		$10,792,119
Hospital - 14.2%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,045,230
6,550	California Health Facilities Financing Authority, (Cedars Sinai Medical Center), 5.00%, 11/15/34	6,679,559
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	4,095,200
1,150	California Health Facilities Financing Authority, Variable Rate, 6.82%, 11/15/34(1)(2)	1,195,482
2,250	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	2,371,230
6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	6,659,900
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,940,742

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	$1,547,265
350	Eastern Plumas Health Care District, 7.50%, 8/1/07	359,747
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,711,124
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,049,660
1,500	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,552,170
1,250	Washington Township Health Care District, 5.25%, 7/1/29	1,287,937
		$32,495,246
Housing - 1.7%
$1,500	California Statewide Communities Development Authority, (Corporate Fund for Housing), 6.50%, 12/1/29	$1,510,485
500	California Statewide Communities Development Authority, (Corporate Fund for Housing), 7.25%, 12/1/34	500,895
1,437	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,453,824
432	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	413,550
		$3,878,754
Industrial Development Revenue - 1.9%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,693,405
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,766,300
		$4,459,705
Insured-Education - 0.7%
$1,330	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, University Plaza Project, (MBIA), Variable Rate, 10.855%, 7/1/33(1)(3)	$1,517,769
		$1,517,769
Insured-Electric Utilities - 7.6%
$5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$5,393,300
3,000	Northern California Power Agency, (MBIA), Variable Rate, 9.47%, 7/1/23(1)(3)	3,447,390
3,000	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	3,166,890
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.665%, 7/1/29(1)(3)	611,910
7,070	Southern California Public Power Authority, (MBIA), 0.00%, 7/1/15	4,693,561
		$17,313,051

See notes to financial statements

Eaton Vance California Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded - 2.3%
$15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, Escrowed to Maturity, (FSA), 0.00%, 1/1/28	$5,300,250
		$5,300,250
Insured-General Obligations - 4.6%
$2,500	California, Residual Certificates, (AMBAC), Variable Rate, 12.275%, 10/1/30(1)(3)	$3,139,225
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,226,154
3,300	Puerto Rico, (FSA), Variable Rate, 9.92%, 7/1/27(1)(3)	4,008,543
1,500	San Diego Unified School District, (MBIA), Variable Rate, 10.595%, 7/1/24(1)(3)	2,231,295
		$10,605,217
Insured-Hospital - 2.1%
$2,550	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	$2,713,761
1,640	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 11.353%, 8/15/27(1)(3)	2,091,902
		$4,805,663
Insured-Lease Revenue / Certificates of Participation - 8.1%
$11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	$3,367,870
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	2,979,470
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	2,959,650
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,086,944
13,985	Visalia Unified School District, (MBIA), 0.00%, 12/1/17	6,075,504
		$18,469,438
Insured-Transportation - 5.0%
$5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33(4)	$5,206,600
2,750	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), 4.50%, 7/1/32	2,699,868
1,440	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), Variable Rate, 9.095%, 7/1/23(1)(3)	1,661,645
1,000	Los Angeles County, Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	1,067,080
1,800	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	762,678
		$11,397,871

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer - 2.3%
$1,670	California Water Resources, (Central Valley), (FGIC), Variable Rate, 9.639%, 12/1/28(1)(3)	$1,798,006
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 8.888%, 4/22/09(2)	3,514,170
		$5,312,176
Lease Revenue / Certificates of Participation - 13.9%
$6,500	California Public Works, (University of California), 5.00%, 6/1/23	$6,502,860
5,000	California Public Works, (University of California), 5.25%, 6/1/20	5,558,700
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,082,504
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,096,711
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,500,493
7,305	Pasadena Parking Facility, 6.25%, 1/1/18	8,463,208
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,549,150
		$31,753,626
Other Revenue - 1.5%
$2,455	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	$2,652,308
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.668%, 10/1/34(1)(3)	901,278
		$3,553,586
Special Tax Revenue - 8.8%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,520,950
2,460	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	2,536,998
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,814,905
1,195	Fairfield Improvement Bond Act 1915, (North Cordelia District), 7.375%, 9/2/18	1,242,370
600	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	604,020
2,160	Lincoln Public Financing Authority, Improvement Bond Act 1915, (Twelve Bridges), 6.20%, 9/2/25	2,275,409
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,461,675
1,050	Murrieta Valley Unified School District, 6.20%, 9/1/35	1,122,503
955	Roseville Special Tax, 6.30%, 9/1/25	1,046,795
2,300	Santa Margarita Water District, 6.20%, 9/1/20(5)	2,487,013
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	1,015,240
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	1,012,350
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	939,096
		$20,079,324

See notes to financial statements

Eaton Vance California Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation - 0.9%
$2,100	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/45(6)	$2,156,952
		$2,156,952
Total Tax-Exempt Investments - 99.5% (identified cost $201,758,997)		$227,865,606
Other Assets, Less Liabilities - 0.5%		$1,042,006
Net Assets - 100.0%		$228,907,612

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 32.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 11.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $22,604,445 or 9.9% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Florida Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments - 100.5%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded - 1.7%
$615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	$743,633
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,203,245
1,015	Northern Palm Beach County, (Water Control and Improvements), Prerefunded to 8/1/09, 6.00%, 8/1/25	1,111,039
		$4,057,917
General Obligations - 1.0%
$1,000	Florida, Variable Rate, 6.94%, 7/1/27(1)(2)	$1,087,570
2,300	Puerto Rico, 0.00%, 7/1/18	1,317,026
		$2,404,596
Health Care-Miscellaneous - 0.7%
$1,612	Osceola County IDA Community Pooled Loan-93, 7.75%, 7/1/17	$1,613,386
		$1,613,386
Hospital - 9.9%
$2,795	Cape Canaveral Hospital District, 5.25%, 1/1/28	$2,855,763
1,000	Halifax Medical Center, 7.25%, 10/1/24	1,123,500
1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35(3)	1,020,740
1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,044,480
2,750	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	2,918,822
1,250	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,310,362
4,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	4,256,560
5,000	Orange County Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/35	5,223,750
1,165	Orange County Health System Authority, (Adventist Health System), (AMT), 6.60%, 4/1/28	1,175,648
2,500	West Orange Healthcare District, 5.80%, 2/1/31	2,636,550
		$23,566,175
Housing - 1.2%
$1,800	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	$1,871,514
29	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05(7)	28,816

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$75	Florida Housing Finance Authority, 6.35%, 6/1/14	$75,118
970	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	995,715
		$2,971,163
Industrial Development Revenue - 2.0%
$2,585	Broward County, IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$2,421,896
2,385	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,409,470
		$4,831,366
Insured-Escrowed / Prerefunded - 8.5%
$9,225	Dade County, (Baptist Hospital of Miami), Escrowed to Maturity, (MBIA), 5.75%, 5/1/21	$10,459,674
3,835	Dade County, Professional Sports Franchise, Escrowed to Maturity, (MBIA), 0.00%, 10/1/23(4)	1,715,165
1,250	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.99%, 6/1/26(1)(2)	1,387,912
5,600	St. Lucie Utility System, Escrowed to Maturity, (FGIC), 6.00%, 10/1/20	6,744,920
		$20,307,671
Insured-General Obligations - 2.7%
$5,215	Pembroke Pines, (MBIA), 4.50%, 9/1/31	$5,126,241
900	Puerto Rico, (MBIA), Variable Rate, 10.595%, 7/1/20(1)(5)	1,342,926
		$6,469,167
Insured-Health Care Miscellaneous - 0.1%
$241	Osceola County IDA, Community Provider Pooled Loan Program, (FSA), 7.75%, 7/1/10	$243,897
		$243,897
Insured-Hospital - 8.1%
$4,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$4,170,080
1,800	Miami-Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	1,883,664
9,500	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	10,984,565
2,250	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,380,950
		$19,419,259

See notes to financial statements

Eaton Vance Florida Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Housing - 1.3%
$3,000	Florida HFA, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,063,990
		$3,063,990
Insured-Lease Revenue / Certificates of Participation - 0.6%
$1,100	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 9.288%, 6/1/24(1)(5)	$1,476,167
		$1,476,167
Insured-Special Tax Revenue - 13.3%
$2,115	Dade County, Residual Certificates, (AMBAC), Variable Rate, 8.995%, 10/1/35(1)(5)	$2,258,059
1,500	Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,123,500
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	320,780
6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	1,278,993
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	913,800
10,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,726,200
10,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,646,205
1,185	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	1,197,028
2,610	Orange County Tourist Development, (AMBAC), Variable Rate, 9.37%, 10/1/30(1)(5)	2,970,806
2,840	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/14	1,969,909
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,634,680
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,595,200
2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17	1,504,622
2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	1,132,780
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	3,753,328
5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	2,699,700
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	2,054,680
		$31,780,270
Insured-Transportation - 14.9%
$6,075	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	$5,993,717
10,000	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27(6)	9,924,000
2,900	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 9.689%, 10/1/18(1)(5)	3,360,636
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,667,320

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	$508,739
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	483,527
5,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	5,156,750
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	3,367,620
4,515	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	4,064,493
		$35,526,802
Insured-Water and Sewer - 15.5%
$5,000	Fort Myers Utility, (FGIC), Variable Rate, 7.94%, 10/1/29(2)	$5,804,650
10,675	Marco Island, Utility System, (MBIA), 5.00%, 10/1/33	11,136,053
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,614,850
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,149,700
10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	11,236,701
380	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27	384,298
3,375	Tampa Bay Water Utility System, (FGIC), Variable Rate, 6.44%, 10/1/27(1)(2)	3,533,760
		$36,860,012
Nursing Home - 4.5%
$4,560	Dade County IDA, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	$4,593,562
2,640	Okaloosa County, Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	2,414,597
3,500	Orange County Health Facilities Authority, (Westminister Community Care), 6.60%, 4/1/24	3,607,310
		$10,615,469
Other Revenue - 0.5%
$1,000	Capital Trust Agency, (Seminole Tribe Convention), 8.95%, 10/1/33	$1,094,180
		$1,094,180
Senior Living / Life Care - 3.7%
$500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	$511,300
2,775	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	2,814,377
3,915	North Miami Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	3,669,099
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,764,245
		$8,759,021

See notes to financial statements

Eaton Vance Florida Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue - 6.5%
$1,250	Concorde Estates Community Development District, 5.85%, 5/1/35	$1,270,925
1,150	Dupree Lakes Community Development District, 5.00%, 11/1/10	1,153,278
990	Fishhawk Community Development District, 6.125%, 5/1/34	1,046,747
240	Gateway Service Community Development District, Special Assessment, 6.50%, 5/1/33	257,146
675	Heritage Harbor South, Community Development District, 6.20%, 5/1/35	712,631
870	Heritage Harbor South, Community Development District, (Capital Improvements), 5.40%, 11/1/08	876,856
495	Heritage Harbor South, Community Development District, (Capital Improvements), 6.50%, 5/1/34	530,363
1,130	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,180,070
355	Longleaf Community Development District, 6.20%, 5/1/09	356,115
1,480	Longleaf Community Development District, 6.65%, 5/1/20	1,367,594
1,000	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	1,024,260
1,670	Sterling Hill, Community Development District, 6.20%, 5/1/35	1,754,302
3,015	University Square Community Development District, 6.75%, 5/1/20	3,179,046
620	Vista Lakes Community Development District, 7.20%, 5/1/32	670,536
		$15,379,869
Transportation - 1.0%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,502,104
		$2,502,104
Water and Sewer - 2.8%
$6,275	Jacksonville Electric Power Authority, Water and Sewer Revenue, 5.25%, 10/1/39	$6,601,363
		$6,601,363
Total Tax-Exempt Investments - 100.5% (identified cost $217,046,521)		$239,543,844
Other Assets, Less Liabilities - (0.5)%		$(1,168,952)
Net Assets - 100.0%		$238,374,892

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 64.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 24.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $17,417,836 or 7.3% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(3)  When-issued security.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)  Defaulted bond.

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments - 100.2%
Principal Amount (000's omitted)	Security	Value
Education - 7.8%
$2,190	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$2,262,182
5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	6,015,625
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,030,950
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,062,910
1,700	Massachusetts HEFA, (Harvard University), 5.125%, 7/15/37	1,780,410
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.25%, 7/1/30	1,142,960
2,000	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	2,049,540
2,000	Massachusetts IFA, (St. Johns High School, Inc.), 5.35%, 6/1/28	2,038,520
		$17,383,097
Electric Utilities - 4.5%
$3,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$1,861,950
13,230	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	8,126,528
		$9,988,478
Escrowed / Prerefunded - 9.9%
$240	Massachusetts Bay Transportation Authority, Sales Tax, Prerefunded to 7/1/10, 5.50%, 7/1/30	$263,534
20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	21,782,400
		$22,045,934
Hospital - 8.1%
$1,000	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	$1,060,630
1,665	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	1,670,661
2,600	Massachusetts HEFA, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,807,116
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.75%, 7/1/32	1,100,550
4,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/08	3,632,920
9,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/09	7,852,590
		$18,124,467

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue - 1.0%
$2,155	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,238,183
		$2,238,183
Insured-Education - 12.5%
$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,908,775
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,824,800
3,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	3,364,170
4,000	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	4,557,200
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,968,868
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,056,700
2,500	Massachusetts Development Finance Agency, (Western New England), (Assured Guaranty), 5.00%, 9/1/33(1)	2,589,925
1,150	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 7.20%, 10/1/27(2)(3)	1,259,871
2,000	Massachusetts HEFA, (UMass Worcester Campus), (FGIC), 5.25%, 10/1/31(4)	2,125,880
1,050	University of Massachusetts Building Authority, (AMBAC), 5.125%, 11/1/34	1,108,884
		$27,765,073
Insured-Electric Utilities - 1.1%
$2,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.886%, 7/1/29(2)(5)	$2,447,640
		$2,447,640
Insured-Escrowed / Prerefunded - 0.8%
$1,500	Massachusetts State Special Obligation - Convention Center, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$1,654,425
200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	217,824
		$1,872,249
Insured-General Obligations - 4.7%
$960	Ashland, (AMBAC), 4.75%, 5/15/29	$976,656
960	Ashland, (AMBAC), 4.75%, 5/15/33	971,424
2,600	Ipswich, (FGIC), 5.00%, 11/15/19	2,780,856
3,000	Massachusetts, (AMBAC), Variable Rate, 10.515%, 8/1/30(2)(5)	4,630,320

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$500	Plymouth, (MBIA), 5.25%, 10/15/20	$541,560
400	Puerto Rico, (MBIA), Variable Rate, 10.595%, 7/1/20(2)(5)	596,856
		$10,497,672
Insured-Hospital - 2.5%
$2,500	Massachusetts HEFA, (Lahey Clinic Medical Center), (FGIC), 4.50%, 8/15/35	$2,439,650
2,800	Massachusetts HEFA, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 10.27%, 6/23/22(3)	3,202,892
		$5,642,542
Insured-Lease Revenue / Certificates of Participation - 3.9%
$7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$7,800,300
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 9.288%, 6/1/24(2)(5)	805,182
		$8,605,482
Insured-Other Revenue - 2.2%
$2,894	Massachusetts Development Finance Agency, WGBH Foundation, (AMBAC), Variable Rate, 11.265%, 1/1/42(2)(5)	$4,832,724
110	Massachusetts HEFA, (Capital Assets), (MBIA), 7.20%, 7/1/09	111,111
		$4,943,835
Insured-Special Tax Revenue - 5.1%
$1,000	Martha's Vineyard Land Bank, (AMBAC), 4.50%, 5/1/24	$1,009,550
1,000	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	1,050,140
4,620	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,804,523
2,365	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	2,473,222
2,000	Massachusetts School Building Authority, Sales Tax Revenue, (FSA), 5.00%, 8/15/30	2,102,540
		$11,439,975
Insured-Transportation - 7.7%
$19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$6,543,600
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,108,830
2,250	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	2,556,338
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,031,350

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	$1,031,350
665	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36(2)(5)	783,576
		$17,055,044
Insured-Water and Sewer - 1.2%
$2,500	Massachusetts Water Resources Authority, (MBIA), 5.00%, 8/1/35	$2,638,275
		$2,638,275
Nursing Home - 2.6%
$2,400	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	$2,414,760
3,225	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,288,629
		$5,703,389
Other Revenue - 0.9%
$1,485	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.668%, 10/1/34(2)(5)	$1,911,997
		$1,911,997
Pooled Loans - 0.9%
$2,000	New England Educational Loan Marketing Corp., (AMT), 6.90%, 11/1/09	$2,107,440
		$2,107,440
Senior Living / Life Care - 0.8%
$1,805	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	$1,821,678
		$1,821,678
Solid Waste - 1.5%
$3,250	Massachusetts IFA, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,330,795
		$3,330,795
Special Tax Revenue - 8.5%
$1,500	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/30	$1,645,575
6,880	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/31	7,539,930
5,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/34	5,221,200

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$4,545	Massachusetts Bay Transportation Authority, Special Assessment Revenue, 4.50%, 7/1/35	$4,455,554
		$18,862,259
Transportation - 2.5%
$4,330	Massachusetts Bay Transportation Authority, Variable Rate, 6.95%, 3/1/27(2)(3)	$4,656,049
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,035,540
		$5,691,589
Water and Sewer - 9.5%
$9,725	Boston, IDA, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15(6)	$9,754,661
3,220	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/25	3,655,473
3,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	3,205,200
4,165	Massachusetts Water Resources Authority, 5.25%, 12/1/15	4,606,157
		$21,221,491
Total Tax-Exempt Investments - 100.2% (identified cost $205,657,086)		$223,338,584
Other Assets, Less Liabilities - (0.2)%		$(548,218)
Net Assets - 100.0%		$222,790,366

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 40.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 13.6% of total investments.

(1)  When-issued security.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $21,924,215 or 9.8% of the Fund's net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments - 98.6%
Principal Amount (000's omitted)	Security	Value
Electric Utilities - 1.4%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$254,900
		$254,900
Escrowed / Prerefunded - 11.9%
$2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	$1,671,025
470	University of Mississippi Educational Building Corp., Prerefunded to 6/1/06, 6.20%, 6/1/16	489,651
		$2,160,676
General Obligations - 1.4%
$250	Puerto Rico, 5.00%, 7/1/34	$257,757
		$257,757
Hospital - 3.8%
$500	Jones County, (South Central Regional Medical Center), 5.50%, 12/1/17	$496,240
200	Mississippi Hospital Equipment and Facilities Authority, (Rush Medical Foundation), 6.00%, 1/1/22	203,368
		$699,608
Housing - 1.2%
$115	Mississippi Home Corp., Single Family, (GNMA), (AMT), 6.625%, 4/1/27	$117,415
90	Mississippi Home Corp., Single Family, (GNMA), (AMT), 7.55%, 12/1/27	91,570
		$208,985
Industrial Development Revenue - 7.1%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$244,360
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	179,993
350	Mississippi Business Finance Corp., (E.I. DuPont deNemours), (AMT), 7.15%, 5/1/16	353,185
200	Warren County, (International Paper), (AMT), 4.40%, 3/1/15	194,786
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	326,889
		$1,299,213

Principal Amount (000's omitted)	Security	Value
Insured-Bond Bank - 6.4%
$500	Mississipi Development Bank, (FSA), 5.25%, 10/1/30	$537,655
585	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	632,198
		$1,169,853
Insured-Education - 12.1%
$750	Jackson State University Educational Building Corp., (FGIC), 5.00%, 3/1/29	$778,920
250	Mississippi State University Educational Building Corp., Facilities Renovation, (FGIC), 4.50%, 8/1/29	246,567
500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	554,705
100	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	100,478
500	Southern Mississippi University Educational Building Corp., (AMBAC), 5.00%, 3/1/21	527,580
		$2,208,250
Insured-Electric Utilities - 3.5%
$350	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/20	$388,076
100	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(1)(2)	144,228
85	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 9.663%, 7/1/29(1)(2)	104,025
		$636,329
Insured-Escrowed / Prerefunded - 1.9%
$180	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	$189,481
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	163,860
		$353,341
Insured-General Obligations - 7.2%
$500	Hinds County, (MBIA), 6.25%, 3/1/11	$566,930
250	Lamar County School District, (FGIC), 4.375%, 6/1/25	242,915
85	Mississippi, (FSA), Variable Rate, 9.745%, 11/1/21(1)(2)	117,193
100	Puerto Rico, (FSA), 5.125%, 7/1/30	106,125
220	Puerto Rico, (FSA), Variable Rate, 9.92%, 7/1/27(1)(2)	267,236
		$1,300,399

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
		Insured-Hospital - 12.0%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$758,737
600	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12(3)	640,860
250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), 5.50%, 1/1/27	265,105
500	Mississippi Hospital Equipment and Facilities Authority, (Mississippi Baptist Medical Center), (MBIA), 6.00%, 5/1/13	511,140
		$2,175,842
Insured-Lease Revenue / Certificates of Participation - 1.5%
$200	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 9.288%, 6/1/24(1)(2)	$268,394
		$268,394
Insured-Special Tax Revenue - 1.3%
$200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	$235,406
		$235,406
Insured-Transportation - 7.9%
$500	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	$519,345
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	263,325
250	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	261,817
175	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	180,486
200	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	211,886
		$1,436,859
Insured-Water and Sewer - 16.1%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$323,244
600	Harrison County, Wastewater Management and Solid Waste, (FGIC), 4.75%, 2/1/27	601,944
500	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	510,900
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	455,763
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	260,303
500	Mississippi Development Bank, (Grenada Water & Sewer System), (FSA), 5.00%, 9/1/30	517,985

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$250	Mississippi Development Bank, (Waste Water Treatment), (FSA), 5.00%, 2/1/28	$259,065
		$2,929,204
Nursing Home - 1.3%
$290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$241,324
		$241,324
Other Revenue - 0.6%
$1,200	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$76,044
1,000	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	34,020
		$110,064
Total Tax-Exempt Investments - 98.6% (identified cost $16,873,173)		$17,946,404
Other Assets, Less Liabilities - 1.4%		$245,937
Net Assets - 100.0%		$18,192,341

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 70.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 13.7% to 20.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $901,076 or 5.0% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments - 105.0%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 1.2%
$4,250	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,276,350
		$4,276,350
Education - 17.5%
$8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	$10,091,540
3,730	New York Dormitory Authority, (City University), 7.50%, 7/1/10	4,124,709
9,850	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	10,849,972
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19(1)	20,758,391
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	16,262,944
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,272,020
		$64,359,576
Electric Utilities - 7.8%
$1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	$1,561,110
4,000	Long Island Power Authority, Electric System Revenue, 5.375%, 9/1/25	4,307,960
7,200	Long Island Power Authority, Electric System Revenue, 5.50%, 12/1/23	7,631,856
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 10.73%, 7/1/26(2)	2,719,775
5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	5,242,300
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,115,900
4,900	Suffolk County, IDA, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	5,062,288
		$28,641,189
Escrowed / Prerefunded - 3.9%
$1,195	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/09, 5.50%, 5/1/25	$1,303,064
85	New York City, Prerefunded to 12/1/11, 5.375%, 12/1/26	94,243
2,780	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	3,004,318
8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	10,132,999
		$14,534,624

Principal Amount (000's omitted)	Security	Value
General Obligations - 3.0%
$2,250	New York City, 5.25%, 8/15/26	$2,377,462
5,755	New York City, 5.25%, 9/15/33	6,091,437
2,415	New York City, 5.375%, 12/1/26	2,558,910
		$11,027,809
Health Care - Miscellaneous - 0.3%
$380	New York City IDA, (A Very Special Place), 5.75%, 1/1/29	$371,857
175	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	190,300
90	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	97,869
230	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	250,109
200	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	217,486
		$1,127,621
Hospital - 7.5%
$1,120	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	$1,179,909
3,170	Chautauqua County IDA, (Womans Christian Association), 6.40%, 11/15/29	3,313,221
3,000	Fulton County IDA, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,959,740
2,000	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	2,063,400
910	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	991,072
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,654,575
1,250	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/24	1,322,212
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,104,440
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,822,022
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,031,220
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,273,350
		$27,715,161
Housing - 4.7%
$1,000	New York City Housing Development Corp., (Multi-Family Housing), 4.75%, 11/1/35	$999,960
10,350	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	10,654,911

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	$5,828,155
		$17,483,026
Industrial Development Revenue - 6.1%
$8,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(3)	$8,932,800
3,500	New York City Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	3,340,575
6,600	New York City, Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	6,693,588
1,975	Onondaga County IDA, (Senior Air Cargo) (AMT), 6.125%, 1/1/32	2,032,354
1,600	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,609,440
		$22,608,757
Insured-Education - 9.3%
$9,205	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35(4)	$10,798,385
5,000	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/30	5,632,600
11,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/40(4)	12,933,910
2,500	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 16.835%, 7/1/27(5)(6)	5,013,700
		$34,378,595
Insured-Electric Utilities - 0.7%
$750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29(2)(5)	$861,907
1,500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.665%, 7/1/29(5)(6)	1,835,730
		$2,697,637
Insured-Escrowed / Prerefunded - 2.9%
$5,045	New York City Trust Cultural Resources, (Museum of History), (AMBAC), Prerefunded to 7/1/09, Variable Rate, 11.189%, 7/1/29(5)(6)	$5,903,255
2,950	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.041%, 7/1/28(2)(5)	3,260,753
1,225	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 10.286%, 7/1/28(5)(6)	1,418,562
		$10,582,570

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations - 0.8%
$700	Jamestown, (AMBAC), 7.10%, 3/15/11	$826,231
675	Jamestown, (AMBAC), 7.10%, 3/15/12	816,838
675	Jamestown, (AMBAC), 7.10%, 3/15/13	826,484
515	Jamestown, (AMBAC), 7.10%, 3/15/14	640,191
		$3,109,744
Insured-Hospital - 2.0%
$4,715	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/27	$1,735,780
17,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/30	5,607,454
		$7,343,234
Insured-Lease Revenue / Certificates of Participation - 0.5%
$1,367	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 9.845%, 7/1/36(5)(6)	$1,712,990
		$1,712,990
Insured-Other Revenue - 1.1%
$4,000	New York City Trust Cultural Resource, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$4,156,880
		$4,156,880
Insured-Solid Waste - 1.3%
$4,495	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09(4)	$4,694,758
		$4,694,758
Insured-Special Tax Revenue - 7.2%
$8,740	New York Dormitory Authority, (AMBAC), 5.50%, 3/15/25	$10,208,145
7,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,689,483
7,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	2,472,900
15,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	3,675,600
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	917,548
4,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	1,256,280
30,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	5,171,700
		$26,391,656

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation - 3.6%
$3,165	Monroe County, Airport Authority, (MBIA), (AMT), Variable Rate, 8.626%, 1/1/19(2)(5)	$4,097,789
1,750	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 8.166%, 4/1/29(2)(5)	1,985,358
7,500	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	7,240,200
		$13,323,347
Insured-Water and Sewer - 2.5%
$2,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38	$2,078,260
7,175	New York State Environmental Facilities Corp., (MBIA), 4.25%, 6/15/29(3)	6,940,162
		$9,018,422
Lease Revenue / Certificates of Participation - 8.8%
$27,940	New York Urban Development Corp., 5.70%, 4/1/20	$32,341,947
		$32,341,947
Other Revenue - 1.8%
$2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$2,073,780
3,500	Puerto Rico Infrastructure Financing Authority, Escrow Fund, Variable Rate, 10.668%, 10/1/32(5)(6)	4,506,390
		$6,580,170
Senior Living / Life Care - 0.9%
$2,670	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12(7)	$2,304,530
800	Mount Vernon IDA, (Wartburg Senior Housing, Inc. - Meadowview), 6.20%, 6/1/29	819,184
		$3,123,714
Solid Waste - 1.7%
$6,000	Niagra County, IDA, (American Ref-Fuel Co., LLC), (AMT), 5.45%, 11/15/26	$6,375,720
		$6,375,720
Special Tax Revenue - 1.2%
$3,600	New York City Transitional Finance Authority, 4.75%, 11/1/23	$3,691,620
790	New York City Transitional Finance Authority, (Future Tax), 5.50%, 5/1/25	849,211
		$4,540,831

Principal Amount (000's omitted)	Security	Value
Transportation - 5.4%
$1,500	Metropolitan Transportation Authority, 5.25%, 11/15/31	$1,578,585
3,500	Metropolitan Transportation Authority, 5.25%, 11/15/32	3,714,725
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,975,775
3,800	Port Authority of New York and New Jersey, (AMT), Variable Rate, 6.492%, 6/15/33(2)(5)	3,825,916
2,717	Port Authority of New York and New Jersey, (AMT), Variable Rate, 8.222%, 12/1/34(5)(6)	2,757,266
5,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/45(3)	5,135,600
		$19,987,867
Water and Sewer - 1.3%
$4,750	New York State Environmental Facilites Corp., 4.50%, 11/15/34	$4,707,868
		$4,707,868
Total Tax-Exempt Investments - 105.0% (identified cost $357,425,227)		$386,842,063
Other Assets, Less Liabilities - (5.0)%		$(18,299,070)
Net Assets - 100.0%		$368,542,993

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 30.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 18.0% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(3)  When-issued security.

See notes to financial statements

Eaton Vance New York Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $37,179,616 or 10.1% of the Fund's net assets.

(6)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(7)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments - 97.7%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 1.2%
$2,105	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$2,125,608
		$2,125,608
Education - 5.5%
$550	Ohio Higher Educational Facilities Authority, (Case Western University), 6.50%, 10/1/20	$678,958
5,875	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 6.95%, 10/1/29(1)(2)	6,196,480
2,500	Ohio Higher Educational Facilities, (Case Western Reserve University), 5.50%, 10/1/21	2,767,250
		$9,642,688
Electric Utilities - 1.2%
$2,000	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$2,095,200
		$2,095,200
General Obligations - 1.3%
$1,550	Cincinnati, 4.50%, 12/1/35	$1,518,566
765	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	766,974
		$2,285,540
Hospital - 10.8%
$1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$1,432,890
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	3,141,510
2,070	Highland County, (Township Hospital), 6.75%, 12/1/29	2,182,711
1,000	Mahoning County Ohio Hospital Facility, (Forum Health Obligation Group), 6.00%, 11/15/32	1,082,220
3,800	Miami, (Upper Valley Medical Center), 6.375%, 5/15/26	3,915,786
4,250	Parma, (Parma Community General Hospital Association), 5.375%, 11/1/29	4,360,755
2,500	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	2,724,375
		$18,840,247
Housing - 2.4%
$4,000	Franklin County, (Tuttle Park), (FHA), (AMT), 6.60%, 3/1/36	$4,262,080
		$4,262,080

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue - 9.2%
$6,970	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$5,125,389
2,890	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	3,065,972
2,500	Ohio Environmental Facilities, (Ford Motor), (AMT), 6.15%, 6/1/30	2,465,725
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,220,540
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,273,960
		$16,151,586
Insured-Education - 4.6%
$1,800	Cleveland-Cuyahoga County Port Authority, (Cleveland State University), (AMBAC), 4.50%, 8/1/36(3)	$1,745,568
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33(1)(4)	798,826
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,368,823
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,145,360
		$8,058,577
Insured-Electric Utilities - 10.6%
$2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15(5)	$2,044,400
7,500	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	7,601,025
4,445	Ohio Air Quality Development Authority, (Ohio Power), RITES, (AMBAC), Variable Rate, 9.525%, 5/1/26(1)(4)	5,188,693
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,157,760
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	915,000
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,644,592
		$18,551,470
Insured-Escrowed / Prerefunded - 4.4%
$1,250	Athens City School District, (FSA), Prerefunded to 12/01/10, 6.00%, 12/1/24	$1,420,000
495	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	517,706
1,350	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.041%, 7/1/28(1)(2)	1,492,209
1,575	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 10.286%, 7/1/28(1)(4)	1,823,866

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$2,000	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 8.45%, 1/1/29(1)(2)	$2,428,020
		$7,681,801
Insured-General Obligations - 7.9%
$1,500	Amherst School District, (FGIC), 5.00%, 12/1/26	$1,559,985
1,400	Bridgeport Exempt Village School District, (FSA), 4.75%, 12/1/31	1,429,666
2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	672,450
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/31	1,044,580
1,895	Jefferson County, (AMBAC), 4.75%, 12/1/29(5)	1,943,777
1,180	Lake County, (MBIA), 5.00%, 12/1/25	1,248,062
1,500	Lima City School District, (AMBAC), 6.00%, 12/1/22	1,704,900
1,300	Minerva Local School District, (Classroom Facility), (MBIA), 5.30%, 12/1/29	1,398,995
800	Norwalk City School District, (AMBAC), 4.75%, 12/1/26	810,360
1,500	Pickerington Local School District, (FGIC), 0.00%, 12/1/16	929,595
1,000	Springfield City School District, (Clark County), (FGIC), 5.20%, 12/1/23	1,083,960
		$13,826,330
Insured-Hospital - 2.8%
$1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children's Hospital Medical Center), (FSA), 5.25%, 11/15/25	$1,068,050
500	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	522,935
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,346,592
1,845	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	1,919,077
		$4,856,654
Insured-Lease Revenue / Certificates of Participation - 1.9%
$3,000	Marysville Exempt Village School District, (School Facilities), (MBIA), 5.25%, 12/1/30	$3,231,960
		$3,231,960
Insured-Special Tax Revenue - 5.0%
$3,000	Hamilton County Sales Tax, (AMBAC), 5.25%, 12/1/32	$3,187,500
2,490	Hamilton County Sales Tax, (MBIA), 5.00%, 12/1/27	2,592,588
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,284,150

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	$130,762
9,815	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	1,459,000
		$8,654,000
Insured-Transportation - 4.7%
$7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	$8,161,720
		$8,161,720
Nursing Home - 6.1%
$1,305	Cuyahoga County Health Care Facilities, (Maple Care Center) (GNMA), (AMT), 8.00%, 8/20/16	$1,450,925
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 6.10%, 9/20/16	1,319,427
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 9.55%, 3/20/32	7,936,423
		$10,706,775
Other Revenue - 2.2%
$3,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.668%, 10/1/32(1)(4)	$3,862,620
		$3,862,620
Pooled Loans - 7.9%
$820	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$820,664
315	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	316,128
2,260	Ohio Economic Development Commission, (J J & W LP), (AMT), 6.70%, 12/1/14	2,309,494
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,484,885
960	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	982,723
7,250	Rickenbacker Port Authority Capital Funding (Oasbo), 5.375%, 1/1/32	7,816,805
		$13,730,699
Senior Living / Life Care - 0.6%
$1,000	Allen County Lima, (Convalescent Home Foundation), (GNMA), 6.40%, 1/1/21	$1,002,480
40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	40,120
		$1,042,600

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue - 2.6%
$750	Cleveland-Cuyahoga County Port Authority, 5.125%, 5/15/25	$744,000
2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	2,134,760
1,415	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,638,174
		$4,516,934
Transportation - 3.6%
$2,100	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/45(6)	$2,156,952
3,990	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	4,136,353
		$6,293,305
Water and Sewer - 1.2%
$2,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	$2,101,040
		$2,101,040
Total Tax-Exempt Investments - 97.7% (identified cost $157,111,137)		$170,679,434
Other Assets, Less Liabilities - 2.3%		$3,931,953
Net Assets - 100.0%		$174,611,387

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 42.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 18.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $21,790,714 or 12.5% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments - 99.4%
Principal Amount (000's omitted)	Security	Value
Education - 6.8%
$500	Rhode Island HEFA, (Brown University), 4.75%, 9/1/33	$504,320
2,105	Rhode Island HEFA, (Brown University), 4.75%, 9/1/37	2,122,619
400	Rhode Island HEFA, (Higher Education Facility-Brown University), 5.00%, 9/1/23	421,812
500	Rhode Island HEFA, (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	517,080
		$3,565,831
Electric Utilities - 1.9%
$900	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29(1)(2)	$987,246
		$987,246
Escrowed / Prerefunded - 1.1%
$455	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, 6.375%, 8/1/22	$579,634
		$579,634
General Obligations - 0.3%
$225	Puerto Rico, 0.00%, 7/1/16	$143,905
		$143,905
Hospital - 6.0%
$1,000	Rhode Island HEFA, (Hospital Financing-Lifespan Obligation Group), 6.50%, 8/15/32	$1,104,950
500	Rhode Island HEFA, (Newport Hospital), 5.30%, 7/1/29	509,305
725	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	711,268
830	Rhode Island HEFA, (Westerly Hospital), 6.00%, 7/1/14	816,355
		$3,141,878
Housing - 2.0%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$905,247
135	Rhode Island Housing and Mortgage Finance Corp., (AMT), 7.55%, 10/1/22	136,226
		$1,041,473

Principal Amount (000's omitted)	Security	Value
Insured-Education - 20.5%
$2,145	Rhode Island HEFA, (Bryant College), (AMBAC), 5.00%, 12/1/31	$2,213,168
900	Rhode Island HEFA, (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	945,693
1,575	Rhode Island HEFA, (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,620,187
1,000	Rhode Island HEFA, (Providence College), (XLCA), 5.00%, 11/1/24	1,042,140
1,000	Rhode Island HEFA, (Rhode Island College), (AMBAC), 5.625%, 9/15/30	1,098,560
1,600	Rhode Island HEFA, (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,661,296
500	Rhode Island HEFA, (Roger Williams College), (AMBAC), 5.00%, 11/15/24	526,195
1,000	Rhode Island HEFA, (University of Rhode Island), (AMBAC), 5.70%, 9/15/30	1,103,090
500	Rhode Island HEFA, (University of Rhode Island), (MBIA), 5.50%, 9/15/19	542,850
		$10,753,179
Insured-Electric Utilities - 2.9%
$1,125	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$703,879
300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(1)(3)	432,684
335	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 9.663%, 7/1/29(1)(3)	409,980
		$1,546,543
Insured-Escrowed / Prerefunded - 6.5%
$1,000	North Kingstown, Prerefunded to 10/1/09, (FGIC), 5.875%, 10/1/25(4)	$1,108,360
335	Rhode Island and Providence Plantations, Prerefunded to 6/1/11, (FGIC), 5.375%, 6/1/19	369,056
230	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (FSA), 5.75%, 8/1/21	275,515
500	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/09	546,705
1,000	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/12	1,135,330
		$3,434,966
Insured-General Obligations - 7.0%
$600	North Kingstown, (FGIC), 5.00%, 10/1/25	$636,108
1,000	Providence, (FGIC), 5.00%, 1/15/26	1,040,980
500	Puerto Rico, (FSA), Variable Rate, 9.92%, 7/1/27(1)(3)	607,355

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$575	Warwick, (AMBAC), 5.00%, 7/15/21	$615,578
750	Woonsocket, (AMBAC), 5.00%, 3/1/35	782,895
		$3,682,916
Insured-Hospital - 3.8%
$1,900	Rhode Island HEFA, (Lifespan), (MBIA), 5.25%, 5/15/26	$1,983,866
		$1,983,866
Insured-Housing - 3.0%
$540	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	$550,244
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,035,450
		$1,585,694
Insured-Lease Revenue / Certificates of Participation - 3.6%
$1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	$1,048,960
800	Rhode Island HEFA, (Higher Education Facilities), (MBIA), 5.00%, 9/15/23	838,216
		$1,887,176
Insured-Solid Waste - 1.5%
$750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	$774,690
		$774,690
Insured-Special Tax Revenue - 10.3%
$2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15(5)	$2,525,584
585	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	203,012
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	360,149
2,600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	406,094
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.041%, 7/1/28(1)(2)	1,105,340
420	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(1)(3)	486,364
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	314,070
		$5,400,613

Principal Amount (000's omitted)	Security	Value
Insured-Transportation - 6.6%
$1,250	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(6)	$1,420,187
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,031,350
1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	1,041,290
		$3,492,827
Insured-Water and Sewer - 2.9%
$500	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/30	$522,290
615	Rhode Island Clean Water Finance Agency, (MBIA), 5.00%, 10/1/28	639,034
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	388,850
		$1,550,174
Nursing Home - 5.4%
$500	Rhode Island HEFA, (Roger Williams Realty), 6.50%, 8/1/29	$554,020
1,275	Rhode Island HEFA, (Steere House), 5.80%, 7/1/20	1,280,827
1,000	Rhode Island HEFA, (Tockwotton Home), 6.25%, 8/15/22	1,015,370
		$2,850,217
Other Revenue - 1.8%
$250	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$260,235
515	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.668%, 10/1/32(1)(3)	663,083
		$923,318
Special Tax Revenue - 3.9%
$1,500	Providence, Tax Increment, 7.65%, 6/1/16	$1,534,095
500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	544,145
		$2,078,240
Transportation - 0.6%
$295	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	$305,174
		$305,174

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer - 1.0%
$500	Rhode Island Clean Water, PCR, 5.00%, 10/1/22	$528,900
		$528,900
Total Tax-Exempt Investments - 99.4% (identified cost $48,835,787)		$52,238,460
Other Assets, Less Liabilities - 0.6%		$300,066
Net Assets - 100.0%		$52,538,526

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 69.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 27.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $4,692,052 or 8.9% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  When-issued security.

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments - 98.7%
Principal Amount (000's omitted)	Security	Value
Education - 2.6%
$750	Sheperd College Board of Governors, 5.125%, 12/1/33	$776,407
		$776,407
Electric Utilities - 1.7%
$500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	$511,654
		$511,654
Escrowed / Prerefunded - 12.9%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	$1,556,100
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,262,096
		$3,818,196
Insured-Education - 13.0%
$750	Fairmont College Student Activity Revenue, (FGIC), 5.00%, 6/1/32	$777,247
500	Shepherd University Board of Governors, (Residence Facilities), (MBIA), 5.00%, 6/1/35	519,595
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	468,259
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	523,435
1,000	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/34(1)	1,042,540
500	West Virginia University, (FGIC), 4.75%, 10/1/35	505,660
		$3,836,736
Insured-Electric Utilities - 10.6%
$250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	$261,025
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	1,058,120
1,500	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	1,583,445
150	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(2)(3)	216,342
		$3,118,932

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded - 5.8%
$600	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.041%, 7/1/28(2)(4)	$663,204
910	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 10.286%, 7/1/28(2)(3)	1,053,789
		$1,716,993
Insured-General Obligations - 12.1%
$1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	$1,042,900
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	265,837
190	Puerto Rico, (FSA), 5.125%, 7/1/30	201,637
300	Puerto Rico, (FSA), Variable Rate, 9.92%, 7/1/27(2)(3)	364,413
500	West Virginia School Building Authority, (AMBAC), 5.60%, 7/1/17	529,815
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	910,775
250	West Virginia, (FGIC), 5.75%, 11/1/21	261,713
		$3,577,090
Insured-Hospital - 7.7%
$500	Harrison County Building Commission, (Maplewood Retirement), (AMBAC), 5.25%, 4/1/28	$527,300
500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	533,750
1,200	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,221,552
		$2,282,602
Insured-Lease Revenue / Certificates of Participation - 3.5%
$500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	$522,465
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	517,265
		$1,039,730
Insured-Special Tax Revenue - 2.1%
$500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$164,860
3,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	445,950
		$610,810

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation - 3.9%
$750	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(5)	$852,113
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	280,468
		$1,132,581
Insured-Water and Sewer - 16.8%
$250	Berkeley Public Service District Sewer, (MBIA), 5.75%, 10/1/25	$261,068
500	Crab Orchard - MacArthur Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	520,555
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	519,015
1,000	Parkersburg Waterworks and Sewer, (FSA), 5.80%, 9/1/19(6)	1,043,640
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	787,995
500	West Virginia Water Development, (Loan Program II), (AMBAC), 5.00%, 11/1/33	520,540
500	West Virginia Water Development, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	538,260
750	West Virginia Water Development, (Loan Program IV), (FSA), 5.00%, 11/1/44	777,953
		$4,969,026
Lease Revenue / Certificates of Participation - 1.4%
$400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	$413,356
		$413,356
Transportation - 4.6%
$1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	$1,035,540
300	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	310,347
		$1,345,887
Total Tax-Exempt Investments - 98.7% (identified cost $27,444,364)		$29,150,000
Other Assets, Less Liabilities - 1.3%		$385,418
Net Assets - 100.0%		$29,535,418

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 76.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 24.5% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $2,297,748 or 7.8% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(5)  When-issued security.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of September 30, 2005

	California Fund	Florida Fund	Massachusetts Fund		Mississippi Fund
Assets
Investments -
Identified cost	$201,758,997	$217,046,521	$205,657,086		$16,873,173
Unrealized appreciation	26,106,609	22,497,323	17,681,498		1,073,231
Investments, at value	$227,865,606	$239,543,844	$223,338,584		$17,946,404
Cash	$798,229	$3,622	$1,855,601		$-
Receivable for investments sold	45,000	215,000	498,750		592,009
Receivable for Fund shares sold	251,480	455,347	155,838		5,912
Interest receivable	3,028,516	4,141,988	2,811,788		218,302
Receivable for daily variation margin on open financial futures contracts	220,500	232,500	187,500		15,000
Total assets	$232,209,331	$244,592,301	$228,848,061		$18,777,627
Liabilities
Payable for Fund shares redeemed	$437,605	$629,269	$166,655		$982
Demand note payable	-	3,800,000	-		400,000
Dividends payable	379,740	426,401	394,412		37,528
Payable for when-issued securities	2,156,889	1,022,200	5,183,639		-
Due to custodian	-	-	-		95,514
Payable to affiliate for investment advisory fees	87,803	83,435	75,899		2,285
Payable to affiliate for distribution and service fees	147,812	146,793	140,421		12,613
Accrued expenses	91,870	109,311	96,669		36,364
Total liabilities	$3,301,719	$6,217,409	$6,057,695		$585,286
Net Assets	$228,907,612	$238,374,892	$222,790,366		$18,192,341
Sources of Net Assets
Paid-in capital	$204,998,362	$224,131,815	$210,146,547		$17,415,358
Accumulated net realized loss (computed on the basis of identified cost)	(4,057,266)	(11,080,619)	(6,176,434)		(362,299)
Accumulated undistributed (distributions in excess of) net investment income	135,156	1,007,758	(186,932)		(37,528)
Net unrealized appreciation (computed on the basis of identified cost)	27,831,360	24,315,938	19,007,185		1,176,810
Total	$228,907,612	$238,374,892	$222,790,366		$18,192,341
Class A Shares
Net Assets	$223,528,418	$196,300,443	$156,381,974		$12,900,867
Shares Outstanding	20,508,113	18,442,233	16,171,989		1,342,010
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.90	$10.64	$9.67		$9.61
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.44	$11.17	$10.15		$10.09
Class B Shares
Net Assets	$3,654,663	$42,074,449	$54,707,783		$5,291,474
Shares Outstanding	362,247	3,857,336	5,657,041	(1)	538,271
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.09	$10.91	$9.67		$9.83
Class C Shares
Net Assets	$1,724,531	$-	$-		$-
Shares Outstanding	170,978	-	-		-
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.09	$-	$-		$-
Class I Shares
Net Assets	$-	$-	$11,700,609		$-
Shares Outstanding	-	-	1,210,214	(1)	-
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$-	$-	$9.67		$-

On sales of $25,000 or more, the offering price of Class A shares is reduced.

(1)  Shares outstanding have been restated to reflect the effects of a stock split effective on November 11, 2005 (Note 12).

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of September 30, 2005

	New York Fund		Ohio Fund		Rhode Island Fund	West Virginia Fund
Assets
Investments -
Identified cost	$357,425,227		$157,111,137		$48,835,787	$27,444,364
Unrealized appreciation	29,416,836		13,568,297		3,402,673	1,705,636
Investments, at value	$386,842,063		$170,679,434		$52,238,460	$29,150,000
Cash	$25,996		$3,612,032		$851,684	$855,933
Receivable for investments sold	-		1,074,524		273,289	-
Receivable for Fund shares sold	201,923		684,088		6,181	61,754
Interest receivable	5,540,298		2,524,871		747,625	442,587
Receivable for daily variation margin on open financial futures contracts	289,125		71,250		45,000	24,375
Total assets	$392,899,405		$178,646,199		$54,162,239	$30,534,649
Liabilities
Payable for Fund shares redeemed	$423,085		$356,085		$11,143	$36,270
Demand note payable	2,100,000		-		-	-
Dividends payable	467,141		305,466		82,770	40,350
Payable for when-issued securities	20,913,854		3,120,465		1,428,012	856,807
Payable to affiliate for investment advisory fees	132,924		59,670		12,201	4,754
Payable to affiliate for distribution and service fees	189,230		107,896		40,338	19,559
Accrued expenses	130,178		85,230		49,249	41,491
Total liabilities	$24,356,412		$4,034,812		$1,623,713	$999,231
Net Assets	$368,542,993		$174,611,387		$52,538,526	$29,535,418
Sources of Net Assets
Paid-in capital	$334,705,330		$170,218,667		$50,348,872	$28,887,803
Accumulated net realized gain (loss) (computed on the basis of identified cost)	2,867,368		(9,701,535)		(1,470,083)	(1,185,988)
Accumulated undistributed (distributions in excess of) net investment income	(467,141)		28,016		(53,676)	(40,350)
Net unrealized appreciation (computed on the basis of identified cost)	31,437,436		14,066,239		3,713,413	1,873,953
Total	$368,542,993		$174,611,387		$52,538,526	$29,535,418
Class A Shares
Net Assets	$357,652,078		$140,354,689		$29,745,161	$21,248,869
Shares Outstanding	33,428,901		15,053,750		3,048,179	2,179,789
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.70		$9.32		$9.76	$9.75
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.23		$9.78		$10.25	$10.24
Class B Shares
Net Assets	$6,189,131		$34,256,698		$22,793,365	$8,286,549
Shares Outstanding	578,174	(1)	3,676,618	(1)	2,283,178	834,128
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.70		$9.32		$9.98	$9.93
Class C Shares
Net Assets	$4,701,784		$-		$-	$-
Shares Outstanding	439,600	(2)	-		-	-
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.70		$-		$-	$-

On sales of $25,000 or more, the offering price of Class A shares is reduced.

(1)  Shares outstanding have been restated to reflect the effects of a stock split effective on November 11, 2005 (Note 12).

(2)  Shares outstanding have been restated to reflect the effects of a reverse stock split effective on November 11, 2005 (Note 12).

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 2005

	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
Investment Income
Interest	$12,804,671	$13,391,271	$11,771,465	$952,091
Total investment income	$12,804,671	$13,391,271	$11,771,465	$952,091
Expenses
Investment adviser fee	$1,070,116	$1,028,260	$912,280	$27,497
Trustees' fees and expenses	12,930	12,930	12,931	158
Distribution and service fees
Class A	564,149	388,357	302,932	24,547
Class B	30,617	441,552	543,582	55,508
Class C	7,445	-	-	-
Legal and accounting services	55,102	66,777	60,980	33,953
Printing and postage	21,056	30,684	24,965	4,947
Custodian fee	148,400	151,194	138,643	26,216
Transfer and dividend disbursing agent fees	101,540	151,706	111,647	12,106
Registration fees	700	10,600	8,641	392
Miscellaneous	28,800	41,469	24,200	14,833
Total expenses	$2,040,855	$2,323,529	$2,140,801	$200,157
Deduct -
Reduction of custodian fee	$21,460	$15,336	$21,300	$4,149
Reduction of investment adviser fee	-	-	230	-
Total expense reductions	$21,460	$15,336	$21,530	$4,149
Net expenses	$2,019,395	$2,308,193	$2,119,271	$196,008
Net investment income	$10,785,276	$11,083,078	$9,652,194	$756,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$5,255,472	$2,746,584	$1,246,949	$93,925
Financial futures contracts	(5,274,796)	(5,213,382)	(4,034,794)	(251,111)
Net realized loss	$(19,324)	$(2,466,798)	$(2,787,845)	$(157,186)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$(1,984,047)	$1,246,280	$1,186,644	$(178,993)
Financial futures contracts	2,678,156	2,823,906	1,988,893	155,580
Net change in unrealized appreciation (depreciation)	$694,109	$4,070,186	$3,175,537	$(23,413)
Net realized and unrealized gain (loss)	$674,785	$1,603,388	$387,692	$(180,599)
Net increase in net assets from operations	$11,460,061	$12,686,466	$10,039,886	$575,484

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 2005

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Investment Income
Interest	$19,341,858	$9,594,758	$2,728,780	$1,459,309
Total investment income	$19,341,858	$9,594,758	$2,728,780	$1,459,309
Expenses
Investment adviser fee	$1,553,287	$687,955	$145,965	$54,313
Trustees' fees and expenses	16,737	11,027	6,588	1,585
Distribution and service fees
Class A	697,903	261,182	55,171	38,787
Class B	42,651	335,375	231,438	80,684
Class C	22,382	-	-	-
Legal and accounting services	60,563	53,818	39,191	32,902
Printing and postage	38,993	25,845	8,340	6,812
Custodian fee	192,308	109,783	47,306	32,259
Transfer and dividend disbursing agent fees	194,708	113,468	27,661	20,511
Registration fees	6,405	6,200	1,112	2,317
Miscellaneous	59,164	25,376	18,652	14,752
Total expenses	$2,885,101	$1,630,029	$581,424	$284,922
Deduct -
Reduction of custodian fee	23,173	22,328	7,782	4,698
Total expense reductions	$23,173	$22,328	$7,782	$4,698
Net expenses	$2,861,928	$1,607,701	$573,642	$280,224
Net investment income	$16,479,930	$7,987,057	$2,155,138	$1,179,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$11,514,564	$773,682	$288,596	$174,536
Financial futures contracts	(10,068,761)	(2,010,787)	(1,045,156)	(564,168)
Net realized gain (loss)	$1,445,803	$(1,237,105)	$(756,560)	$(389,632)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$(8,523,975)	$2,646,744	$232,354	$(26,995)
Financial futures contracts	3,962,840	1,019,963	452,633	243,866
Net change in unrealized appreciation (depreciation)	$(4,561,135)	$3,666,707	$684,987	$216,871
Net realized and unrealized gain (loss)	$(3,115,332)	$2,429,602	$(71,573)	$(172,761)
Net increase in net assets from operations	$13,364,598	$10,416,659	$2,083,565	$1,006,324

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2005

Increase (Decrease) in Net Assets	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
From operations -
Net investment income	$10,785,276	$11,083,078	$9,652,194	$756,083
Net realized loss from investment transactions and financial futures contracts	(19,324)	(2,466,798)	(2,787,845)	(157,186)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	694,109	4,070,186	3,175,537	(23,413)
Net increase in net assets from operations	$11,460,061	$12,686,466	$10,039,886	$575,484
Distributions to shareholders -
From net investment income
Class A	$(10,578,683)	$(9,323,084)	$(7,092,033)	$(554,883)
Class B	(119,949)	(1,884,187)	(2,260,423)	(220,732)
Class C	(28,198)	-	-	-
Class I	-	-	(439,196)	-
Total distributions to shareholders	$(10,726,830)	$(11,207,271)	$(9,791,652)	$(775,615)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$19,130,731	$27,715,410	$22,406,898	$2,363,500
Class B	2,869,868	3,469,405	3,746,212	318,576
Class C	1,615,588	-	-	-
Class I	-	-	3,391,032	-
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,759,743	4,849,574	3,591,350	229,465
Class B	61,671	937,898	1,297,482	109,876
Class C	22,652	-	-	-
Class I	-	-	55,531	-
Cost of shares redeemed
Class A	(29,983,326)	(34,762,082)	(17,234,983)	(1,316,717)
Class B	(1,259,565)	(9,855,660)	(5,110,117)	(704,306)
Class C	(760)	-	-	-
Class I	-	-	(44,109)	-
Net asset value of shares exchanged
Class A	-	3,944,727	4,360,846	386,398
Class B	-	(3,944,727)	(4,360,846)	(386,398)
Net increase (decrease) in net assets from Fund share transactions	$(1,783,398)	$(7,645,455)	$12,099,296	$1,000,394
Net increase (decrease) in net assets	$(1,050,167)	$(6,166,260)	$12,347,530	$800,263
Net Assets
At beginning of year	$229,957,779	$244,541,152	$210,442,836	$17,392,078
At end of year	$228,907,612	$238,374,892	$222,790,366	$18,192,341
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$135,156	$1,007,758	$(186,932)	$(37,528)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2005

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations -
Net investment income	$16,479,930	$7,987,057	$2,155,138	$1,179,085
Net realized gain (loss) from investment transactions and financial futures contracts	1,445,803	(1,237,105)	(756,560)	(389,632)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(4,561,135)	3,666,707	684,987	216,871
Net increase in net assets from operations	$13,364,598	$10,416,659	$2,083,565	$1,006,324
Distributions to shareholders -
From net investment income
Class A	$(16,534,143)	$(6,517,472)	$(1,255,625)	$(870,739)
Class B	(176,274)	(1,503,467)	(928,103)	(318,660)
Class C	(91,771)	-	-	-
Total distributions to shareholders	$(16,802,188)	$(8,020,939)	$(2,183,728)	$(1,189,399)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$55,144,562	$20,029,849	$5,125,088	$3,716,521
Class B	3,497,638	2,820,248	1,193,077	696,873
Class C	3,984,831	-	-	-
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,748,841	3,579,144	579,640	521,981
Class B	96,294	782,392	608,924	192,160
Class C	45,751	-	-	-
Cost of shares redeemed
Class A	(40,213,562)	(13,940,212)	(3,873,942)	(1,996,344)
Class B	(175,720)	(3,812,569)	(2,635,480)	(632,568)
Class C	(224,019)	-	-	-
Net asset value of shares exchanged
Class A	155,989	2,628,208	1,420,194	467,908
Class B	(155,989)	(2,628,208)	(1,420,194)	(467,908)
Net increase in net assets from Fund share transactions	$32,904,616	$9,458,852	$997,307	$2,498,623
Net increase in net assets	$29,467,026	$11,854,572	$897,144	$2,315,548
Net Assets
At beginning of year	$339,075,967	$162,756,815	$51,641,382	$27,219,870
At end of year	$368,542,993	$174,611,387	$52,538,526	$29,535,418
Accumulated undistributed net investment income included in net assets
At end of year	$(467,141)	$28,016	$(53,676)	$(40,350)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2004

Increase (Decrease) in Net Assets	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
From operations -
Net investment income	$11,763,909	$11,787,202	$9,860,459	$756,210
Net realized loss from investment transactions and financial futures contracts	(1,415,060)	(5,062,538)	(2,699,850)	(273,574)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(482,603)	2,572,400	1,976,197	25,219
Net increase in net assets from operations	$9,866,246	$9,297,064	$9,136,806	$507,855
Distributions to shareholders -
From net investment income
Class A	$(6,271,170)	$(5,647,199)	$(4,784,100)	$(346,210)
Class B	(5,387,547)	(6,164,795)	(4,650,542)	(413,447)
Class C	(126)	-	-	-
Class I	-	-	(420,852)	-
Total distributions to shareholders	$(11,658,843)	$(11,811,994)	$(9,855,494)	$(759,657)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$215,254,559	$189,078,843	$112,627,613	$10,295,823
Class B	7,828,106	5,902,620	5,318,940	522,203
Class C	100,800	-	-	-
Class I	-	-	777,248	-
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,308,480	2,920,160	2,449,966	141,852
Class B	3,222,068	3,231,704	2,772,611	196,117
Class C	94	-	-	-
Class I	-	-	49,895	-
Cost of shares redeemed
Class A	(25,137,336)	(20,508,429)	(11,680,672)	(1,634,783)
Class B	(219,778,794)	(196,478,322)	(110,508,921)	(9,622,344)
Class C	(4,786)	-	-	-
Class I	-	-	(82,080)	-
Contingent deferred sales charges
Class B	58,813	-	-	-
Net increase (decrease) in net assets from Fund share transactions	$(15,147,996)	$(15,853,424)	$1,724,600	$(101,132)
Net increase (decrease) in net assets	$(16,940,593)	$(18,368,354)	$1,005,912	$(352,934)
Net Assets
At beginning of year	$246,898,372	$262,909,506	$209,436,924	$17,745,012
At end of year	$229,957,779	$244,541,152	$210,442,836	$17,392,078
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$162,301	$1,212,194	$12,205	$(22,822)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2004

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations -
Net investment income	$17,073,666	$8,257,887	$2,284,567	$1,145,945
Net realized gain (loss) from investment transactions and financial futures contracts	608,115	(1,380,642)	(398,357)	(489,266)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(2,552,834)	711,233	472,459	238,216
Net increase in net assets from operations	$15,128,947	$7,588,478	$2,358,669	$894,895
Distributions to shareholders -
From net investment income
Class A	$(9,316,679)	$(3,877,225)	$(927,823)	$(497,802)
Class B	(9,089,001)	(4,641,574)	(1,394,721)	(621,432)
Class C	(20,253)	-	-	-
From net realized gain
Class A	(106,352)	-	-	-
Class B	(671,402)	-	-	-
Class C	(613)	-	-	-
Total distributions to shareholders	$(19,204,300)	$(8,518,799)	$(2,322,544)	$(1,119,234)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$321,162,393	$121,865,745	$18,239,195	$17,065,175
Class B	9,069,087	4,312,410	1,611,714	1,298,116
Class C	944,804	-	-	-
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,936,040	2,091,400	417,013	305,714
Class B	6,874,534	2,430,532	827,271	347,226
Class C	8,230	-	-	-
Cost of shares redeemed
Class A	(33,111,721)	(10,797,206)	(3,548,697)	(1,835,384)
Class B	(317,576,460)	(128,904,774)	(20,572,813)	(16,892,755)
Class C	(21,600)	-	-	-
Contingent deferred sales charges
Class B	74,425	-	-	-
Net increase (decrease) in net assets from Fund share transactions	$(6,640,268)	$(9,001,893)	$(3,026,317)	$288,092
Net increase (decrease) in net assets	$(10,715,621)	$(9,932,214)	$(2,990,192)	$63,753
Net Assets
At beginning of year	$349,791,588	$172,689,029	$54,631,574	$27,156,117
At end of year	$339,075,967	$162,756,815	$51,641,382	$27,219,870
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(379,351)	$172,574	$(10,462)	$(36,071)

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund - Class A
	Year Ended September 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of year	$10.860	$10.920	$11.250	$10.880	$10.270
Income (loss) from operations
Net investment income	$0.515	$0.548	$0.542	$0.548	$0.533
Net realized and unrealized gain (loss)	0.037	(0.078)	(0.342)	0.352	0.619
Total income from operations	$0.552	$0.470	$0.200	$0.900	$1.152
Less distributions
From net investment income	$(0.512)	$(0.530)	$(0.530)	$(0.530)	$(0.542)
Total distributions	$(0.512)	$(0.530)	$(0.530)	$(0.530)	$(0.542)
Net asset value - End of year	$10.900	$10.860	$10.920	$11.250	$10.880
Total Return(3)	5.18%	4.42%	1.89%	8.61%	11.46%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$223,528	$227,878	$34,753	$24,863	$21,089
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.88%	0.90%	0.88%	0.91%	0.94%
Expenses after custodian fee reduction(4)	0.87%	0.90%	0.87%	0.91%	0.91%
Net investment income	4.71%	5.09%	4.97%	5.09%	5.00%
Portfolio Turnover of the Portfolio(5)	-	18%	21%	3%	26%
Portfolio Turnover of the Fund	23%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.05% to 5.09%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund - Class B
	Year Ended September 30,
	2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of year	$10.060		$10.110	$10.400	$10.050	$9.490
Income (loss) from operations
Net investment income	$0.399		$0.483	$0.481	$0.474	$0.450
Net realized and unrealized gain (loss)	0.030		(0.083)	(0.317)	0.327	0.572
Total income from operations	$0.429		$0.400	$0.164	$0.801	$1.022
Less distributions
From net investment income	$(0.399)		$(0.455)	$(0.459)	$(0.455)	$(0.467)
Total distributions	$(0.399)		$(0.455)	$(0.459)	$(0.455)	$(0.467)
Contingent deferred sales charges	$-		$0.005	$0.005	$0.004	$0.005
Net asset value - End of year	$10.090		$10.060	$10.110	$10.400	$10.050
Total Return(3)	4.50	%(4)	4.14%	1.73%	8.30%	11.09%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,655		$1,983	$212,145	$233,973	$226,303
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.63%		1.10%	1.09%	1.24%	1.26%
Expenses after custodian fee reduction(5)	1.62%		1.10%	1.08%	1.24%	1.23%
Net investment income	3.94%		4.75%	4.79%	4.77%	4.58%
Portfolio Turnover of the Portfolio(6)	-		18%	21%	3%	26%
Portfolio Turnover of the Fund	23%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.73% to 4.77%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund - Class C
	Year Ended September 30,
	2005(1)		2004(1)(2)
Net asset value - Beginning of year	$10.060		$10.000
Income (loss) from operations
Net investment income	$0.384		$0.033
Net realized and unrealized gain	0.045		0.062
Total income from operations	$0.429		$0.095
Less distributions
From net investment income	$(0.399)		$(0.035)
Total distributions	$(0.399)		$(0.035)
Net asset value - End of period	$10.090		$10.060
Total Return(3)	4.42	%(4)	0.86%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$1,725		$96
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.63%		1.65	%(6)
Expenses after custodian fee reduction(5)	1.62%		1.65	%(6)
Net investment income	3.78%		4.24	%(6)
Portfolio Turnover of the Portfolio(7)	-		18%
Portfolio Turnover of the Fund	23%		-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, August 31, 2004 to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund - Class A
	Year Ended September 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of year	$10.580	$10.680	$10.940	$10.630	$10.010
Income (loss) from operations
Net investment income	$0.506	$0.536	$0.548	$0.572	$0.561
Net realized and unrealized gain (loss)	0.065	(0.098)	(0.259)	0.287	0.593
Total income from operations	$0.571	$0.438	$0.289	$0.859	$1.154
Less distributions
From net investment income	$(0.511)	$(0.538)	$(0.549)	$(0.549)	$(0.534)
Total distributions	$(0.511)	$(0.538)	$(0.549)	$(0.549)	$(0.534)
Net asset value - End of year	$10.640	$10.580	$10.680	$10.940	$10.630
Total Return(3)	5.50%	4.18%	2.76%	8.38%	11.76%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$196,300	$193,379	$25,996	$21,866	$14,759
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.82%	0.82%	0.79%	0.86%	0.85%
Expenses after custodian fee reduction(4)	0.81%	0.82%	0.78%	0.82%	0.79%
Net investment income	4.75%	5.09%	5.12%	5.40%	5.38%
Portfolio Turnover of the Portfolio(5)	-	9%	23%	19%	11%
Portfolio Turnover of the Fund	16%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.39% to 5.40%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of Portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund - Class B
	Year Ended September 30,
	2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of year	$10.840		$10.950	$11.220	$10.900	$10.270
Income (loss) from operations
Net investment income	$0.437		$0.469	$0.482	$0.507	$0.495
Net realized and unrealized gain (loss)	0.075		(0.110)	(0.272)	0.293	0.603
Total income from operations	$0.512		$0.359	$0.210	$0.800	$1.098
Less distributions
From net investment income	$(0.442)		$(0.469)	$(0.480)	$(0.480)	$(0.468)
Total distributions	$(0.442)		$(0.469)	$(0.480)	$(0.480)	$(0.468)
Net asset value - End of year	$10.910		$10.840	$10.950	$11.220	$10.900
Total Return(3)	4.98	%(4)	3.34%	1.93%	7.56%	10.93%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$42,074		$51,162	$236,914	$254,603	$257,813
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.57%		1.57%	1.54%	1.61%	1.60%
Expenses after custodian fee reduction(5)	1.56%		1.57%	1.53%	1.57%	1.54%
Net investment income	4.01%		4.26%	4.39%	4.67%	4.64%
Portfolio Turnover of the Portfolio(6)	-		9%	23%	19%	11%
Portfolio Turnover of the Fund	16%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.66% to 4.67%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund - Class A
	Year Ended September 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of year	$9.660	$9.680	$9.850	$9.550	$9.020
Income (loss) from operations
Net investment income	$0.449	$0.484	$0.492	$0.496	$0.484
Net realized and unrealized gain (loss)	0.017	(0.020)	(0.180)	0.285	0.531
Total income from operations	$0.466	$0.464	$0.312	$0.781	$1.015
Less distributions
From net investment income	$(0.456)	$(0.484)	$(0.482)	$(0.481)	$(0.485)
Total distributions	$(0.456)	$(0.484)	$(0.482)	$(0.481)	$(0.485)
Net asset value - End of year	$9.670	$9.660	$9.680	$9.850	$9.550
Total Return(3)	4.90%	4.92%	3.29%	8.48%	11.48%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$156,382	$143,086	$41,413	$38,857	$26,819
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.79%†	0.81%	0.81%	0.82%	0.84%
Expenses after custodian fee reduction(4)	0.78%†	0.81%	0.80%	0.80%	0.80%
Net investment income	4.62%†	5.05%	5.09%	5.21%	5.10%
Portfolio Turnover of the Portfolio(5)	-	27%	16%	10%	8%
Portfolio Turnover of the Fund	15%	-	-	-	-

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.17% to 5.21%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund - Class B
	Year Ended September 30,
	2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(1)(2)
Net asset value - Beginning of year	$9.650		$9.680	$9.860	$9.560	$9.020
Income (loss) from operations
Net investment income	$0.378		$0.414	$0.421	$0.427	$0.414
Net realized and unrealized gain (loss)	0.026		(0.031)	(0.188)	0.283	0.538
Total income from operations	$0.404		$0.383	$0.233	$0.710	$0.952
Less distributions
From net investment income	$(0.384)		$(0.413)	$(0.413)	$(0.410)	$(0.412)
Total distributions	$(0.384)		$(0.413)	$(0.413)	$(0.410)	$(0.412)
Net asset value - End of year	$9.670		$9.650	$9.680	$9.860	$9.560
Total Return(4)	4.39	%(5)	4.07%	2.43%	7.61%	10.87%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$54,708		$59,036	$160,416	$169,602	$163,028
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.54	%†	1.56%	1.56%	1.57%	1.59%
Expenses after custodian fee reduction(6)	1.53	%†	1.56%	1.55%	1.55%	1.55%
Net investment income	3.88	%†	4.26%	4.35%	4.49%	4.41%
Portfolio Turnover of the Portfolio(7)	-		27%	16%	10%	8%
Portfolio Turnover of the Fund	15%		-	-	-	-

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.1146694-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.45% to 4.49%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund - Class I
	Year Ended September 30,
	2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(1)(2)
Net asset value - Beginning of year	$9.650		$9.680	$9.840	$9.550	$9.010
Income (loss) from operations
Net investment income	$0.468		$0.504	$0.512	$0.517	$0.501
Net realized and unrealized gain (loss)	0.027		(0.031)	(0.172)	0.272	0.539
Total income from operations	$0.495		$0.473	$0.340	$0.789	$1.040
Less distributions
From net investment income	$(0.475)		$(0.503)	$(0.500)	$(0.499)	$(0.500)
Total distributions	$(0.475)		$(0.503)	$(0.500)	$(0.499)	$(0.500)
Net asset value - End of year	$9.670		$9.650	$9.680	$9.840	$9.550
Total Return(4)	5.43	%(5)	5.04%	3.51%	8.55%	11.87%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$11,701		$8,321	$7,608	$8,880	$6,957
Ratios (As a percentage of average daily net assets):
Expenses(6)	0.59	%†	0.61%	0.61%	0.62%	0.64%
Expenses after custodian fee reduction(6)	0.58	%†	0.61%	0.60%	0.60%	0.60%
Net investment income	4.81	%†	5.23%	5.29%	5.44%	5.36%
Portfolio Turnover of the Portfolio(7)	-		27%	16%	10%	8%
Portfolio Turnover of Fund	15%		-	-	-	-

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.0330579-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.40% to 5.44%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.20% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund - Class A
	Year Ended September 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of year	$9.720	$9.840	$10.000	$9.750	$9.310
Income (loss) from operations
Net investment income	$0.428	$0.455	$0.473	$0.471	$0.469
Net realized and unrealized gain (loss)	(0.099)	(0.116)	(0.163)	0.249	0.441
Total income from operations	$0.329	$0.339	$0.310	$0.720	$0.910
Less distributions
From net investment income	$(0.439)	$(0.459)	$(0.470)	$(0.470)	$(0.470)
Total distributions	$(0.439)	$(0.459)	$(0.470)	$(0.470)	$(0.470)
Net asset value - End of year	$9.610	$9.720	$9.840	$10.000	$9.750
Total Return(3)	3.44%	3.54%	3.21%	7.64%	9.98%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$12,901	$11,379	$2,727	$1,945	$2,131
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.86%	0.84%	0.81%	0.90%	0.88%
Expenses after custodian fee reduction(4)	0.84%	0.83%	0.79%	0.88%	0.83%
Net investment income	4.41%	4.70%	4.81%	4.85%	4.88%
Portfolio Turnover of the Portfolio(5)	-	15%	11%	10%	11%
Portfolio Turnover of the Fund	21%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase ratio of net investment income to average net assets from 4.75% to 4.85%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund - Class B
	Year Ended September 30,
	2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of year	$9.940		$10.060	$10.220	$9.970	$9.530
Income (loss) from operations
Net investment income	$0.365		$0.393	$0.409	$0.409	$0.407
Net realized and unrealized gain (loss)	(0.100)		(0.119)	(0.163)	0.247	0.444
Total income from operations	$0.265		$0.274	$0.246	$0.656	$0.851
Less distributions
From net investment income	$(0.375)		$(0.394)	$(0.406)	$(0.406)	$(0.411)
Total distributions	$(0.375)		$(0.394)	$(0.406)	$(0.406)	$(0.411)
Net asset value - End of year	$9.830		$9.940	$10.060	$10.220	$9.970
Total Return(3)	2.86	%(4)	2.79%	2.47%	6.75%	9.13%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$5,291		$6,013	$15,018	$15,202	$14,706
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.61%		1.59%	1.56%	1.65%	1.63%
Expenses after custodian fee reduction(5)	1.59%		1.58%	1.54%	1.63%	1.58%
Net investment income	3.68%		3.93%	4.07%	4.11%	4.15%
Portfolio Turnover of the Portfolio(6)	-		15%	11%	10%	11%
Portfolio Turnover of the Fund	21%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.01% to 4.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund - Class A
	Year Ended September 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of year	$10.800	$10.920	$11.070	$10.610	$9.910
Income (loss) from operations
Net investment income	$0.502	$0.542	$0.539	$0.543	$0.505
Net realized and unrealized gain (loss)	(0.090)	(0.049)	(0.165)	0.430	0.709
Total income from operations	$0.412	$0.493	$0.374	$0.973	$1.214
Less distributions
From net investment income	$(0.512)	$(0.587)	$(0.518)	$(0.513)	$(0.506)
From net realized gain	-	(0.026)	(0.006)	-	(0.008)
Total distributions	$(0.512)	$(0.613)	$(0.524)	$(0.513)	$(0.514)
Net asset value - End of year	$10.700	$10.800	$10.920	$11.070	$10.610
Total Return(3)	3.88%	4.66%	3.54%	9.49%	12.48%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$357,652	$335,153	$42,481	$29,817	$20,429
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.80%	0.82%	0.80%	0.82%	0.85%
Expenses after custodian fee reduction(4)	0.79%	0.82%	0.80%	0.82%	0.85%
Net investment income	4.65%	5.07%	4.99%	5.11%	4.81%
Portfolio Turnover of the Portfolio(5)	-	26%	19%	7%	19%
Portfolio Turnover of the Fund	45%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 5.09% to 5.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund - Class B
	Year Ended September 30,
	2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(1)(2)
Net asset value - Beginning of year	$10.800		$10.910	$11.050	$10.590	$9.900
Income (loss) from operations
Net investment income	$0.415		$0.533	$0.494	$0.464	$0.425
Net realized and unrealized gain (loss)	(0.083)		(0.084)	(0.169)	0.431	0.702
Total income from operations	$0.332		$0.449	$0.325	$0.895	$1.127
Less distributions
From net investment income	$(0.432)		$(0.540)	$(0.463)	$(0.435)	$(0.429)
From net realized gain	-		(0.024)	(0.006)	-	(0.007)
Total distributions	$(0.432)		$(0.564)	$(0.469)	$(0.435)	$(0.437)
Contingent deferred sales charges	$-		$0.005	$0.004	$-	$-
Net asset value - End of year	$10.700		$10.800	$10.910	$11.050	$10.590
Total Return(4)	3.27	%(5)	4.28%	3.08%	8.70%	11.64%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,189		$2,984	$307,299	$320,497	$318,217
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.55%		0.93%	1.23%	1.57%	1.61%
Expenses after custodian fee reduction(6)	1.54%		0.93%	1.23%	1.57%	1.61%
Net investment income	3.84%		4.86%	4.58%	4.37%	4.09%
Portfolio Turnover of the Portfolio(7)	-		26%	19%	7%	19%
Portfolio Turnover of the Fund	45%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.0812325-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.35% to 4.37%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.
(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund - Class C
	Year Ended September 30,
	2005(1)(2)		2004(1)(2)	2003(1)(2)(3)
Net asset value - Beginning of period	$10.800		$11.070	$11.020
Income (loss) from operations
Net investment income	$0.408		$0.448	$0.002
Net realized and unrealized gain (loss)	(0.077)		(0.222)	0.049
Total income from operations	$0.331		$0.226	$0.051
Less distributions
From net investment income	$(0.431)		$(0.467)	$(0.001)
From net realized gain	-		(0.029)	-
Total distributions	$(0.431)		$(0.496)	$(0.001)
Net asset value - End of period	$10.700		$10.800	$11.070
Total Return(4)	3.20	%(5)	1.99%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,702		$940	$11
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.54%		1.56%	1.89	%(7)
Expenses after custodian fee reduction(6)	1.53%		1.56%	1.89	%(7)
Net investment income	3.78%		4.17%	6.41	%(7)
Portfolio Turnover of the Portfolio(8)	-		26%	19%
Portfolio Turnover of the Fund	45%		-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to relfect the effects of a 0.9075630-for-1 reverse stock split effective on November 11, 2005.

(3)  Class C shares commenced operations on September 30, 2003.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund - Class A
	Year Ended September 30,
	2005(1)	2004(1)	2003	2002(1)(2)	2001(1)
Net asset value - Beginning of year	$9.180	$9.230	$9.290	$9.130	$8.920
Income (loss) from operations
Net investment income	$0.464	$0.491	$0.499	$0.490	$0.506
Net realized and unrealized gain (loss)	0.142	(0.034)	(0.077)	0.148	0.229
Total income from operations	$0.606	$0.457	$0.422	$0.638	$0.735
Less distributions
From net investment income	$(0.466)	$(0.507)	$(0.482)	$(0.478)	$(0.515)
From net realized gain	-	-	-	-	(0.010)
Total distributions	$(0.466)	$(0.507)	$(0.482)	$(0.478)	$(0.525)
Net asset value - End of year	$9.320	$9.180	$9.230	$9.290	$9.130
Total Return(3)	6.71%	5.07%	4.73%	7.23%	8.43%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$140,355	$126,212	$15,612	$14,526	$12,153
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.82%	0.85%	0.81%	0.84%	0.86%
Expenses after custodian fee reduction(4)	0.81%	0.85%	0.80%	0.83%	0.85%
Net investment income	4.97%	5.38%	5.46%	5.40%	5.50%
Portfolio Turnover of the Portfolio(5)	-	9%	15%	15%	22%
Portfolio Turnover of the Fund	28%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund - Class B
	Year Ended September 30,
	2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(1)(2)
Net asset value - Beginning of year	$9.180		$9.240	$9.290	$9.140	$8.930
Income (loss) from operations
Net investment income	$0.394		$0.423	$0.433	$0.424	$0.437
Net realized and unrealized gain (loss)	0.143		(0.046)	(0.068)	0.136	0.226
Total income from operations	$0.537		$0.377	$0.365	$0.560	$0.663
Less distributions
From net investment income	$(0.397)		$(0.437)	$(0.415)	$(0.410)	$(0.444)
From net realized gain	-		-	-	-	(0.009)
Total distributions	$(0.397)		$(0.437)	$(0.415)	$(0.410)	$(0.453)
Net asset value - End of year	$9.320		$9.180	$9.240	$9.290	$9.140
Total Return(4)	6.14	%(5)	4.14%	4.01%	6.30%	7.66%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$34,257		$36,545	$157,077	$167,015	$169,811
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.57%		1.60%	1.56%	1.59%	1.62%
Expenses after custodian fee reduction(6)	1.56%		1.60%	1.55%	1.58%	1.61%
Net investment income	4.23%		4.56%	4.73%	4.67%	4.81%
Portfolio Turnover of the Portfolio(7)	-		9%	15%	15%	22%
Portfolio Turnover of the Fund	28%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.1287554-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund - Class A
	Year Ended September 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value - Beginning of year	$9.780	$9.760	$10.010	$9.710	$9.120
Income (loss) from operations
Net investment income	$0.441	$0.462	$0.472	$0.472	$0.474
Net realized and unrealized gain (loss)	(0.014)	0.028	(0.253)	0.297	0.582
Total income from operations	$0.427	$0.490	$0.219	$0.769	$1.056
Less distributions
From net investment income	$(0.447)	$(0.470)	$(0.469)	$(0.469)	$(0.466)
Total distributions	$(0.447)	$(0.470)	$(0.469)	$(0.469)	$(0.466)
Net asset value - End of year	$9.760	$9.780	$9.760	$10.010	$9.710
Total Return(3)	4.44%	5.13%	2.29%	8.21%	11.80%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$29,745	$26,558	$11,701	$10,169	$7,630
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.77%	0.77%	0.74%	0.75%	0.74%
Expenses after custodian fee reduction(4)	0.75%	0.77%	0.73%	0.72%	0.69%
Net investment income	4.49%	4.74%	4.82%	4.89%	5.01%
Portfolio Turnover of the Portfolio(5)	-	16%	19%	13%	14%
Portfolio Turnover of the Fund	15%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.87% to 4.89%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund - Class B
	Year Ended September 30,
	2005(1)		2004(1)	2003(1)	2002(1)(2)	2001
Net asset value - Beginning of year	$10.000		$9.990	$10.250	$9.940	$9.340
Income (loss) from operations
Net investment income	$0.377		$0.401	$0.409	$0.410	$0.414
Net realized and unrealized gain (loss)	(0.015)		0.016	(0.262)	0.307	0.590
Total income from operations	$0.362		$0.417	$0.147	$0.717	$1.004
Less distributions
From net investment income	$(0.382)		$(0.407)	$(0.407)	$(0.407)	$(0.404)
Total distributions	$(0.382)		$(0.407)	$(0.407)	$(0.407)	$(0.404)
Net asset value - End of year	$9.980		$10.000	$9.990	$10.250	$9.940
Total Return(3)	3.83	%(4)	4.25%	1.48%	7.42%	10.96%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$22,793		$25,084	$42,930	$44,513	$37,300
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.52%		1.52%	1.49%	1.50%	1.49%
Expenses after custodian fee reduction(5)	1.50%		1.52%	1.48%	1.47%	1.44%
Net investment income	3.76%		4.00%	4.08%	4.14%	4.25%
Portfolio Turnover of the Portfolio(6)	-		16%	19%	13%	14%
Portfolio Turnover of the Fund	15%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.12% to 4.14%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund - Class A
	Year Ended September 30,
	2005(1)	2004(1)	2003	2002(1)(2)	2001
Net asset value - Beginning of year	$9.810	$9.880	$10.130	$9.750	$9.290
Income (loss) from operations
Net investment income	$0.434	$0.462	$0.468	$0.465	$0.479
Net realized and unrealized gain (loss)	(0.053)	(0.081)	(0.253)	0.380	0.448
Total income from operations	$0.381	$0.381	$0.215	$0.845	$0.927
Less distributions
From net investment income	$(0.441)	$(0.451)	$(0.465)	$(0.465)	$(0.467)
Total distributions	$(0.441)	$(0.451)	$(0.465)	$(0.465)	$(0.467)
Net asset value - End of year	$9.750	$9.810	$9.880	$10.130	$9.750
Total Return(3)	3.95%	3.94%	2.23%	8.97%	10.16%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$21,249	$18,670	$3,522	$3,517	$2,931
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.79%	0.79%	0.73%	0.78%	0.78%
Expenses after custodian fee reduction(4)	0.78%	0.78%	0.71%	0.77%	0.74%
Net investment income	4.42%	4.73%	4.74%	4.78%	4.93%
Portfolio Turnover of the Portfolio(5)	-	12%	21%	19%	12%
Portfolio Turnover of the Fund	21%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.75% to 4.78%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund - Class B
	Year Ended September 30,
	2005(1)		2004(1)	2003	2002(1)(2)	2001
Net asset value - Beginning of year	$10.000		$10.080	$10.340	$9.950	$9.480
Income (loss) from operations
Net investment income	$0.378		$0.395	$0.402	$0.403	$0.411
Net realized and unrealized gain (loss)	(0.073)		(0.087)	(0.261)	0.388	0.465
Total income from operations	$0.305		$0.308	$0.141	$0.791	$0.876
Less distributions
From net investment income	$(0.375)		$(0.388)	$(0.401)	$(0.401)	$(0.406)
Total distributions	$(0.375)		$(0.388)	$(0.401)	$(0.401)	$(0.406)
Net asset value - End of year	$9.930		$10.000	$10.080	$10.340	$9.950
Total Return(3)	3.26	%(4)	3.09%	1.41%	8.17%	9.41%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,287		$8,550	$23,634	$23,701	$21,775
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.54%		1.55%	1.48%	1.53%	1.53%
Expenses after custodian fee reduction(5)	1.53%		1.54%	1.46%	1.52%	1.49%
Net investment income	3.78%		3.91%	3.99%	4.05%	4.20%
Portfolio Turnover of the Portfolio(6)	-		12%	21%	19%	12%
Portfolio Turnover of the Fund	21%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.02% to 4.05%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, eight of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund), (collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund primarily invests in investment grade municipal obligations, but may also invest in lower rated obligations. The Florida Fund, the Mississippi Fund, the Ohio Fund, the Rhode Island Fund and the West Virginia Fund offer two classes of shares. The California Fund, Massachusetts Fund and the New York Fund offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares, and Class C shares of California Fund and New York Fund, are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Funds automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. In addition, all Class B shares of Eaton Vance California Fund and Eaton Vance New York Fund purchased on or before March 16, 2004 converted to Class A shares of the same Fund on April 8, 2004. Class B shares acquired through reinvestment of distributions will convert in proportion to shares not acquired through reinvestment. Class I shares of the Massachusetts Fund are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

On October 1, 2004, the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund, and West Virginia Fund received its pro rata share of cash and securities from the California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio), and West Virginia Municipals Portfolio (West Virginia Portfolio), respectively, in a complete liquidation of its interests in its corresponding Portfolio. Subsequent to October 1, 2004, each Fund invests directly in securities rather than through its corresponding Portfolio and maintains the same investment objectives.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

C  Federal Taxes - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2005, the following Funds, for federal income tax purposes, had

Eaton Vance Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

capital loss carryovers which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
California Fund	$456,352	September 30, 2009

	723,504	September 30, 2010

	1,373,331	September 30, 2011

Florida Fund	421,007	September 30, 2009

	3,994,644	September 30, 2010

	5,188,570	September 30, 2013

Massachusetts Fund	1,741,735	September 30, 2010

	1,430,573	September 30, 2011

	355,911	September 30, 2012

	1,751,809	September 30, 2013

Mississippi Fund	40,090	September 30, 2010

	53,963	September 30, 2011

	20,204	September 30, 2012

	306,988	September 30, 2013

Ohio Fund	1,520,480	September 30, 2010

	6,140,842	September 30, 2011

	1,725,541	September 30, 2013

Rhode Island Fund	184,964	September 30, 2008

	293,745	September 30, 2009

	21,737	September 30, 2010

	90,400	September 30, 2011

	439,807	September 30, 2013

West Virginia Fund	526	September 30, 2008

	171,534	September 30, 2009

	211,865	September 30, 2010

	596,125	September 30, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at September 30, 2005, Massachusetts Fund, Rhode Island Fund and West Virginia Fund had net capital losses of $224,289, $197,724 and $61,364, respectively, attributable to security transactions incurred after October 31, 2004. These capital losses are treated as arising on the first day of each Fund's taxable year ending September 30, 2006.

D  Financial Futures Contracts - Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-issued and Delayed Delivery Transactions - The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps - A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes semi-annual payments at a fixed interest rate. In exchange, a

Eaton Vance Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

H  Legal Fees - Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statements of Operations.

K  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended September 30, 2005 and September 30, 2004 was as follows:

Year Ended 9/30/05	California	Florida	Massachusetts	Mississippi
Distributions declared from:
Tax-exempt income	$10,638,435	$11,199,488	$9,777,695	$756,453
Ordinary income	$88,395	$7,783	$13,957	$19,162
Year Ended 9/30/04
Distributions declared from:
Tax-exempt income	$11,624,744	$11,808,142	$9,848,431	$759,657
Ordinary income	$34,099	$3,852	$7,063	$-

Eaton Vance Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

Year Ended 9/30/05	New York	Ohio	Rhode Island	West Virginia
Distributions declared from:
Tax-exempt income	$16,430,320	$8,016,588	$2,183,728	$1,167,781
Ordinary income	$371,868	$4,351	$-	$21,618
Year Ended 9/30/04
Distributions declared from:
Tax-exempt income	$18,422,069	$8,507,143	$2,315,837	$1,119,234
Ordinary income	$243,536	$11,656	$6,707	$-
Long-term capital gain	$538,695	$-	$-	$-

During the year ended September 30, 2005, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

	California	Florida	Massachusetts	Mississippi
Increase (decrease): Paid in capital	$-	$-	$(2,134)	$(16,325)
Accumulated net realized gain/(loss) on investments	$85,591	$80,243	$61,813	$11,499
Accumulated undistributed income	$(85,591)	$(80,243)	$(59,679)	$4,826
	New York	Ohio	Rhode Island	West Virginia
Increase (decrease): Paid in capital	$234,468	$-	$(34,844)	$(190,747)
Accumulated net realized gain/(loss) on investments	$71,929	$110,676	$49,468	$184,712
Accumulated undistributed income	$(306,397)	$(110,676)	$(14,624)	$6,035

These changes had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	California	Florida	Massachusetts	Mississippi
Undistributed Income	$514,896	$1,434,159	$207,480	$-
Capital loss carryforward	$(2,553,187)	$(9,604,221)	$(5,280,028)	$(421,245)
Unrealized gain/ (loss)	$28,052,032	$24,658,155	$19,660,755	$1,339,336
Other temporary differences	$(2,104,491)	$(2,245,016)	$(1,944,388)	$(141,108)
	New York	Ohio	Rhode Island	West Virginia
Undistributed income	$-	$333,482	$29,094	$-
Capital loss carryforward	$-	$(9,386,863)	$(1,030,653)	$(980,050)
Accumulated undistributed net realized gain	$4,488,916	$-	$-	$-
Unrealized gain/ (loss)	$31,836,486	$14,249,510	$3,782,447	$1,897,697
Other temporary differences	$(2,487,739)	$(803,409)	$(591,234)	$(270,032)

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	California Fund
	Year Ended September 30,
Class A	2005	2004
Sales	1,748,102	19,825,738
Issued to shareholders electing to receive payments of distributions in Fund shares	527,257	307,754
Redemptions	(2,742,888)	(2,340,066)
Net increase (decrease)	(467,529)	17,793,426

Eaton Vance Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

	California Fund
	Year Ended September 30,
Class B	2005	2004
Sales	283,677	770,261
Issued to shareholders electing to receive payments of distributions in Fund shares	6,097	316,786
Redemptions	(124,786)	(21,877,983)
Net increase (decrease)	164,988	(20,790,936)
	California Fund
	Year Ended September 30,
Class C	2005	2004(1)
Sales	159,261	10,026
Issued to shareholders electing to receive payments of distributions in Fund shares	2,236	9
Redemptions	(75)	(479)
Net increase	161,422	9,556
	Florida Fund
	Year Ended September 30,
Class A	2005	2004
Sales	2,607,646	17,501,497
Issued to shareholders electing to receive payments of distributions in Fund shares	455,479	277,201
Redemptions	(3,267,014)	(1,936,874)
Exchange from Class B shares	370,654	-
Net increase	166,765	15,841,824
	Florida Fund
	Year Ended September 30,
Class B	2005	2004
Sales	318,581	538,697
Issued to shareholders electing to receive payments of distributions in Fund shares	85,963	293,367
Redemptions	(904,015)	(17,742,306)
Exchange to Class A shares	(361,531)	-
Net decrease	(861,002)	(16,910,242)

	Massachusetts Fund
	Year Ended September 30,
Class A	2005	2004
Sales	2,306,631	11,510,297
Issued to shareholders electing to receive payments of distributions in Fund shares	369,383	256,073
Redemptions	(1,770,686)	(1,225,646)
Exchange from Class B shares	448,223	-
Net increase	1,353,551	10,540,724
	Massachusetts Fund
	Year Ended September 30,
Class B	2005(2)	2004(2)
Sales	385,366	550,157
Issued to shareholders electing to receive payments of distributions in Fund shares	133,478	285,355
Redemptions	(526,873)	(11,288,261)
Exchange to Class A shares	(447,900)	-
Net decrease	(455,929)	(10,452,749)
	Massachusetts Fund
	Year Ended September 30,
Class I	2005(2)	2004(2)
Sales	347,103	79,279
Issued to shareholders electing to receive payments of distributions in Fund shares	5,714	5,173
Redemptions	(4,553)	(8,497)
Net increase	348,264	75,955
	Mississippi Fund
	Year Ended September 30,
Class A	2005	2004
Sales	242,642	1,048,406
Issued to shareholders electing to receive payments of distributions in Fund shares	23,665	14,656
Redemptions	(135,086)	(169,326)
Exchange from Class B shares	39,895	-
Net increase	171,116	893,736

Eaton Vance Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

	Mississippi Fund
	Year Ended September 30,
Class B	2005	2004
Sales	31,952	52,254
Issued to shareholders electing to receive payments of distributions in Fund shares	11,078	19,572
Redemptions	(70,914)	(959,053)
Exchange to Class A shares	(38,868)	-
Net decrease	(66,752)	(887,227)
	New York Fund
	Year Ended September 30,
Class A	2005	2004
Sales	5,104,214	29,701,216
Issued to shareholders electing to receive payments of distributions in Fund shares	995,695	555,548
Redemptions	(3,726,421)	(3,106,679)
Exchange from Class B shares	14,455	-
Net increase	2,387,943	27,150,085
	New York Fund
	Year Ended September 30,
Class B	2005(3)	2004(3)
Sales	323,682	833,118
Issued to shareholders electing to receive payments of distributions in Fund shares	8,918	627,516
Redemptions	(16,248)	(29,342,128)
Exchange to Class A shares	(14,439)	-
Net increase (decrease)	301,913	(27,881,494)
	New York Fund
	Year Ended September 30,
Class C	2005(4)	2004(4)
Sales	369,019	87,257
Issued to shareholders electing to receive payments of distributions in Fund shares	4,237	765
Redemptions	(20,701)	(2,006)
Net increase	352,555	86,016

	Ohio Fund
	Year Ended September 30,
Class A	2005	2004
Sales	2,138,708	13,007,489
Issued to shareholders electing to receive payments of distributions in Fund shares	383,474	229,393
Redemptions	(1,495,097)	(1,183,403)
Exchange from Class B shares	282,026	-
Net increase	1,309,111	12,053,479
	Ohio Fund
	Year Ended September 30,
Class B	2005(5)	2004(5)
Sales	301,447	468,896
Issued to shareholders electing to receive payments of distributions in Fund shares	83,921	261,213
Redemptions	(408,871)	(13,749,698)
Exchange to Class A shares	(282,066)	-
Net decrease	(305,569)	(13,019,589)
	Rhode Island Fund
	Year Ended September 30,
Class A	2005	2004
Sales	522,864	1,839,665
Issued to shareholders electing to receive payments of distributions in Fund shares	59,099	42,798
Redemptions	(394,304)	(365,398)
Exchange from Class B shares	144,632	-
Net increase	332,291	1,517,065
	Rhode Island Fund
	Year Ended September 30,
Class B	2005	2004
Sales	118,881	160,842
Issued to shareholders electing to receive payments of distributions in Fund shares	60,683	82,458
Redemptions	(262,398)	(2,033,790)
Exchange to Class A shares	(141,365)	-
Net decrease	(224,199)	(1,790,490)

Eaton Vance Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

	West Virginia Fund
	Year Ended September 30,
Class A	2005	2004
Sales	378,932	1,703,321
Issued to shareholders electing to receive payments of distributions in Fund shares	53,244	31,282
Redemptions	(203,099)	(188,090)
Exchange from Class B shares	47,713	-
Net increase	276,790	1,546,513
	West Virginia Fund
	Year Ended September 30,
Class B	2005	2004
Sales	69,723	128,738
Issued to shareholders electing to receive payments of distributions in Fund shares	19,235	34,334
Redemptions	(63,090)	(1,653,019)
Exchange to Class A shares	(46,804)	-
Net decrease	(20,936)	(1,489,947)

(1) Class C shares of the California Fund commenced operations on August 31, 2004.

(2) Transactions have been restated to reflect the effects of a 1.1146694-for-1 stock split on Class B shares and a 1.0330579-for-1 stock split on Class I shares effective on November 11, 2005.

(3) Transactions have been restated to reflect the effects of a 1.0812325-for-1 stock split on Class B shares effective on November 11, 2005.

(4) Transactions have been restated to reflect the effects of a 0.9075630-for-1 reverse stock split on Class C shares effective on November 11, 2005.

(5) Transactions have been restated to reflect the effects of a 1.1287554-for-1 stock split on Class B shares effective on November 11, 2005.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2005, each Fund paid advisory fees as follows:

Fund	Amount	Effective Rate*
California Fund	$1,070,116	0.47%
Florida Fund	1,028,260	0.43%
Massachusetts Fund	912,280	0.42%
Mississippi Fund	27,497	0.15%
New York Fund	1,553,287	0.44%
Ohio Fund	687,955	0.41%
Rhode Island Fund	145,965	0.28%
West Virginia Fund	54,313	0.19%

* Advisory fees paid as a percentage of average daily net assets.

BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Fund portfolio transactions that is consideration for third-party research services. For the year ended September 30, 2005, BMR waived $230 of its advisory fee for Massachusetts Fund.

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2005, no significant amounts have been deferred. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2005, EVM earned $6,444, $8,470, $8,053, $902, $13,295, $7,656, $2,214, and $1,469 in sub-transfer agent fees from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund, and West Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $30,481, $18,575, $24,334, $2,741, $59,210, $31,486, $6,350, and $5,866 from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund, and West Virginia Fund, respectively, as its portion of the sales charge of Class A shares for the year ended September 30, 2005.

Eaton Vance Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

Certain officers and Trustees of the Funds are officers of the above organizations.

5  Distribution and Service Plans

Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). In addition, the California Fund and New York Fund each has in effect a distribution plan for Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Class B and Class C shares to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares and Class C shares (if applicable) for providing ongoing distribution services and facilities to the Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% (in the case of Class B) and 6.25% (in the case of Class C) of the aggregate amount received by the Fund for each class shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and Class C and, accordingly, reduces Class B and Class C net assets. For the year ended September 30, 2005, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, paid $22,960, $348,594, $429,144, $43,822, $33,672, $264,770, $182,714 and $63,698 respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. For the year ended September 30, 2005, the California Fund and the New York Fund paid $5,586 and $17,670, respectively to EVD, representing 0.75% of each Fund's Class C average daily net assets. At September 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund were approximately $94,000, $1,099,000, $1,065,000, $484,000, $211,000, $358,000, $1,126,000 and $576,000, respectively, and approximately $85,000 and $234,000 calculated under the Class C Plan for California Fund and New York Fund, respectively.

The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons, which service fee payments currently equal 0.20%, (0.25% for the California Fund) of each Fund's average daily net assets attributable to Class A, Class B and, if applicable, Class C shares for each fiscal year. Although there is no present intention to do so, Class A, Class B and, if applicable, Class C shares of each Fund (excepting the California Fund, which is already making such payments) could pay service fees of up to 0.25% annually upon Trustee approval. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended September 30, 2005, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued service fees to EVD in the amount of $564,149, $388,357, $302,932, $24,547, $697,903, $261,182, $55,171 and $38,787, respectively, for Class A shares, and $7,657, $92,958, $114,438, $11,686, $8,979, $70,605, $48,724 and $16,986, respectively, for Class B shares, and $1,859 and $4,712 for Class C shares of the California Fund and the New York Fund, respectively.

Certain officers and Trustees of the Funds are officers or directors of the above organization.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and, if applicable, Class C Plans (see Note 5). CDSC received on Class B and Class C redemptions when

Eaton Vance Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $13,000 $4,000, $36,000 and $200 of CDSC paid by Class A shareholders of California Fund, Florida Fund, New York Fund, and Rhode Island Fund, respectively, and $12,000, $80,000, $72,000, $15,000, $4,000, $55,000, $25,000 and $13,000 of CDSC paid by Class B shareholders of California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, for the year ended September 30, 2005. EVD received approximately $800 of CDSC paid by Class C shareholders of the New York Fund for the year ended September 30, 2005. EVD did not receive any CDSC paid by Class C shareholders of the California Fund for the year ended September 30, 2005.

7  Investments

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 2005 were as follows:

California Fund
Purchases	$52,850,000
Sales	56,654,754
Florida Fund
Purchases	$38,666,522
Sales	44,112,533
Massachusetts Fund
Purchases	$50,692,445
Sales	32,915,504
Mississippi Fund
Purchases	$5,025,306
Sales	3,776,161
New York Fund
Purchases	$208,039,096
Sales	158,540,651
Ohio Fund
Purchases	$53,659,739
Sales	45,916,190

Rhode Island Fund
Purchases	$10,286,642
Sales	8,174,806
West Virginia Fund
Purchases	$8,233,967
Sales	5,742,373

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Fund at September 30, 2005, as computed on a federal income tax basis, were as follows:

California Fund
Aggregate cost	$201,538,325
Gross unrealized appreciation	$27,247,805
Gross unrealized depreciation	(920,524)
Net unrealized appreciation	$26,327,281
Florida Fund
Aggregate cost	$216,704,304
Gross unrealized appreciation	$24,019,602
Gross unrealized depreciation	(1,180,062)
Net unrealized appreciation	$22,839,540
Massachusetts Fund
Aggregate cost	$205,003,516
Gross unrealized appreciation	$19,281,056
Gross unrealized depreciation	(945,988)
Net unrealized appreciation	$18,335,068
Mississippi Fund
Aggregate cost	$16,710,647
Gross unrealized appreciation	$1,470,303
Gross unrealized depreciation	(234,546)
Net unrealized appreciation	$1,235,757

Eaton Vance Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

New York Fund
Aggregate cost	$357,026,177
Gross unrealized appreciation	$31,651,899
Gross unrealized depreciation	(1,836,013)
Net unrealized appreciation	$29,815,886
Ohio Fund
Aggregate cost	$156,927,866
Gross unrealized appreciation	$14,165,173
Gross unrealized depreciation	(413,605)
Net unrealized appreciation	$13,751,568
Rhode Island Fund
Aggregate cost	$48,766,753
Gross unrealized appreciation	$3,599,197
Gross unrealized depreciation	(127,492)
Net unrealized appreciation	$3,471,707
West Virginia Fund
Aggregate cost	$27,420,620
Gross unrealized appreciation	$1,816,788
Gross unrealized depreciation	(87,408)
Net unrealized appreciation	$1,729,380

9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2005, the Florida Fund, the Mississippi Fund and the New York Fund had a balance outstanding pursuant to this line of credit of $3,800,000, $400,000 and $2,100,000, respectively. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2005.

10 Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans, (currently, a rate above federal funds rate). This obligation is payable on demand to IBT. IBT has lien on the Fund's assets to the extent of any overdraft. At September 30, 2005, the Mississippi Fund had payments due to IBT pursuant to the foregoing arrangement of $95,514.

11 Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2005 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
California	12/05	588 U.S. Treasury Bond	Short	$(68,995,626)	$(67,270,875)	$1,724,751
Florida	12/05	620 U.S. Treasury Bond	Short	$(72,750,490)	$(70,931,875)	$1,818,615
Massachusetts	12/05	500 U.S. Treasury Bond	Short	$(58,528,812)	$(57,203,125)	$1,325,687
Mississippi	12/05	40 U.S. Treasury Bond	Short	$(4,679,830)	$(4,576,250)	$103,580
New York	12/05	771 U.S. Treasury Bond	Short	$(90,227,817)	$(88,207,219)	$2,020,598
Ohio	12/05	190 U.S. Treasury Bond	Short	$(22,235,129)	$(21,737,187)	$497,942
Rhode Island	12/05	120 U.S. Treasury Bond	Short	$(14,039,490)	$(13,728,750)	$310,740
West Virginia	12/05	65 U.S. Treasury Bond	Short	$(7,604,723)	$(7,436,406)	$168,317

At September 30, 2005, the Funds had sufficient cash and/or securities to cover margin requirements on open futures contracts.

12 Stock Split/Reverse Stock Split

On October 17, 2005, the Trustees of the Trust approved a stock split for Class B and I shares of Massachusetts Fund, Class B shares of New York Fund and Class B shares of Ohio Fund and a reverse stock split for Class C shares of New York

Eaton Vance Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund, effective November 11, 2005. This action enables each Fund to bring the net asset value per share of its various classes into closer alignment, without adversely affecting current shareholders. Each stock split and reverse stock split will have no impact on the overall value of a shareholder's investment in a Fund. The conversion ratios are as follows:

	Stock Split
Massachusetts Fund - Class B	1.1146694	for 1
Massachusetts Fund - Class I	1.0330579	for 1
New York Fund - Class B	1.0812325	for 1
Ohio Fund - Class B	1.1287554	for 1
	Reverse Stock Split
New York - Class C	0.9075630	for 1

Eaton Vance Municipals Funds as of September 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund (collectively, the "Funds") (certain of the series of Eaton Vance Municipals Trust) as of September 30, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of Eaton Vance Municipals Trust as of September 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2005

Eaton Vance Municipals Funds as of September 30, 2005

OTHER MATTERS (Unaudited)

The Trust held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote for each Fund were as follows:

Fund	Benjamin C. Esty	James B. Hawkes	Samuel L. Hayes, III	William H. Park	Ronald A. Pearlman	Norton H. Reamer	Lynn A. Stout	Ralph F. Verni
California Fund
Affirmative	17,453,621	17,466,765	17,457,009	17,469,551	17,461,639	17,446,453	17,468,586	17,469,359
Withhold	121,000	107,856	117,612	105,070	112,982	128,168	106,035	105,262
Florida Fund
Affirmative	19,437,763	19,453,520	19,431,086	19,441,254	19,430,437	19,432,873	19,451,039	19,443,735
Withhold	265,463	249,706	272,140	261,972	272,789	270,353	252,187	259,491
Massachusetts Fund
Affirmative	18,044,596	18,028,612	18,019,153	18,032,852	18,031,475	18,027,332	18,045,754	18,059,388
Withhold	129,755	145,739	155,197	141,499	142,875	147,018	128,597	114,962
Mississippi Fund
Affirmative	1,586,101	1,586,101	1,586,101	1,586,101	1,586,101	1,586,101	1,586,101	1,586,101
Withhold	11,614	11,614	11,614	11,614	11,614	11,614	11,614	11,614
New York Fund
Affirmative	25,421,724	25,405,289	25,393,021	25,416,706	25,409,069	25,400,356	25,423,997	25,420,653
Withhold	637,565	653,999	666,267	642,582	650,219	658,932	635,291	638,635
Ohio Fund
Affirmative	15,114,979	15,170,396	15,130,539	15,170,677	15,135,863	15,168,914	15,161,060	15,167,002
Withhold	267,526	212,109	251,966	211,829	246,642	213,592	221,446	215,503
Rhode Island Fund
Affirmative	4,678,120	4,679,134	4,675,796	4,679,134	4,679,134	4,679,134	4,679,134	4,673,847
Withhold	15,976	14,962	18,300	14,962	14,962	14,962	14,962	20,249
West Virginia Fund
Affirmative	2,558,614	2,554,364	2,558,614	2,558,614	2,558,614	2,558,614	2,558,614	2,558,614
Withhold	32,244	36,494	32,244	32,244	32,244	32,244	32,244	32,244

Results are rounded to the nearest whole number.

Eaton Vance Municipals Funds as of September 30, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends - The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

California Municipals Fund	99.18%
Florida Municipals Fund	99.93%
Massachusetts Municipals Fund	99.86%
Mississippi Municipals Fund	97.53%
New York Municipals Fund	97.79%
Ohio Municipals Fund	99.95%
Rhode Island Municipals Fund	100.00%
West Virginia Municipals Fund	98.18%

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreements between each of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund (collectively the "Funds" or individually the "Fund"), and the investment adviser, Boston Management and Research, each provide that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreements between each Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•An independent report comparing the advisory fees of each Fund with those of comparable funds;

•An independent report comparing the expense ratio of each Fund to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered the investment adviser's management capabilities with respect to the types of investments held by each Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreements. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to each Fund. The Special Committee noted the investment adviser's extensive in-house research capabilities and experience managing municipal bond funds. The Special Committee evaluated the level of skill required to manage each Fund and concluded that the human

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Fund.

In its review of comparative information with respect to each Fund's investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of each Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance Funds as a group. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates in providing administration services for each Fund and for all Eaton Vance Funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Funds, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Funds.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement. Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by the advice of its independent counsel, the Special Committee concluded that the approval of the investment advisory agreements, including the fee structures (described herein), is in the interests of shareholders.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter, the Funds' placement agent and a wholly-owned subsidiary of EVM.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee(s)

James B. Hawkes 11/9/41	Trustee and Vice President	Since 1985	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 160 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	160	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003)	151	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee since 1986 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	160	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	160	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	160	None

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	160	None

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	160	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	151	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 68 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 41 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM and BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 160 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Mr. MacIntosh served as Vice President since 1993 and Ms. Campbell served as Assistant Treasurer since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

Fund Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

438-5/05  MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance California Municipal Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance West Virginia Fund, and Eaton Vance National Municipals Fund  (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 28 series (the “Series”).  The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2004 and September 30, 2005 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance California Municipals Fund

Fiscal Years Ended	9/30/04	9/30/05

Audit Fees	$51,180	$42,360

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$8,065

All Other Fees(3)	$0	$0

Total	$60,580	$50,425

Eaton Vance Florida Municipals Fund

Fiscal Years Ended	9/30/04	9/30/05

Audit Fees	$51,180	$42,360

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$8,065

All Other Fees(3)	$0	$0

Total	$60,580	$50,425

Eaton Vance Massachusetts Municipals Fund

Fiscal Years Ended	9/30/04	9/30/05

Audit Fees	$51,180	$42,360

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$8,065

All Other Fees(3)	$0	$0

Total	$60,580	$50,425

Eaton Vance Mississippi Municipals Fund

Fiscal Years Ended	9/30/04	9/30/05

Audit Fees	$23,080	$20,225

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$8,065

All Other Fees(3)	$0	$0

Total	$32,480	$28,290

Eaton Vance New York Municipals Fund

Fiscal Years Ended	9/30/04	9/30/05

Audit Fees	$51,180	$42,360

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$8,065

All Other Fees(3)	$0	$0

Total	$60,580	$50,425

Eaton Vance Ohio Municipals Fund

Fiscal Years Ended	9/30/04	9/30/05

Audit Fees	$35,080	$29,680

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$8,065

All Other Fees(3)	$0	$0

Total	$44,480	$37,745

Eaton Vance Rhode Island Municipals Fund

Fiscal Years Ended	9/30/04	9/30/05

Audit Fees	$29,580	$25,345

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$8,065

All Other Fees(3)	$0	$0

Total	$38,980	$33,410

Eaton Vance West Virginia Municipals Fund

Fiscal Years Ended	9/30/04	9/30/05

Audit Fees	$26,380	$22,825

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$8,065

All Other Fees(3)	$0	$0

Total	$35,780	$30,890

Eaton Vance National Municipals Fund

Fiscal Years Ended	9/30/04	9/30/05

Audit Fees	$76,380	$62,215

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$8,065

All Other Fees(3)	$0	$0

Total	$85,780	$70,280

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30).  The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/04	8/31/04	9/30/04	7/31/05	8/31/05	9/30/05

Audit Fees	$256,282	$357,160	$395,220	$200,590	$305,885	$329,730

Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0

Tax Fees(2)	$65,800	$112,800	$75,200	$69,090	$118,440	$64,520

All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$322,082	$469,960	$470,420	$269,680	$424,325	$394,250

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended September 30, 2004 and September 30, 2005, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series’s respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/04	8/31/04	9/30/04	7/31/05	8/31/05	9/30/05

Registrant(1)	$65,800	$112,800	$75,200	$69,090	$118,440	$64,520

Eaton Vance (2)	$299,384	$291,084	$329,084	$316,143	$223,443	$223,443

(1)                    Includes all of the Series of the Trust.

(2)                    The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 16, 2005

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	November 16, 2005